SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1999








                                [LOGO] HIBERNIA
                                   ------ FUNDS

-------------------------------------------------------------------------------


                       Hibernia Capital Appreciation Fund
                                 Class A Shares
                                 Class B Shares

                    Hibernia Louisiana Municipal Income Fund

                          Hibernia Mid Cap Equity Fund
                                 Class A Shares
                                 Class B Shares

                        Hibernia Total Return Bond Fund

                      Hibernia U.S. Government Income Fund

                           Hibernia Cash Reserve Fund
                                 Class A Shares
                                 Class B Shares

                    Hibernia U.S. Treasury Money Market Fund

  TABLE OF CONTENTS

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PRESIDENT'S MESSAGE..........................................................  1
--------------------------------------------------------------------------------
INVESTMENT REVIEWS...........................................................  2
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS.....................................................  9
--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS........................................... 28
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES......................................... 30
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS..................................................... 32
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS.......................................... 34
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS......................................................... 36
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COMBINED NOTES TO FINANCIAL STATEMENTS....................................... 38
--------------------------------------------------------------------------------

- SHARES OF THE HIBERNIA FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

- INVESTMENT IN THE SHARES OF THE HIBERNIA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

- HIBERNIA CASH RESERVE FUND AND HIBERNIA U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

- PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS.

- THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS WHICH CONTAINS FACTS CONCERNING THEIR OBJECTIVES AND POLICIES, MANAGEMENT FEES, EXPENSES AND OTHER INFORMATION.

  PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Hibernia Funds. The Report covers the activity of the Hibernia Funds over the six-month period from September 1, 1998 through February 28, 1999. It includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each fund.

The highlights for each fund over the six-month reporting period are as follows:

  - In a period of continued stock gains and volatility, HIBERNIA CAPITAL APPRECIATION FUND produced an extremely strong total return. For Class A Shares, the total return was 30.44%.* Contributing to the total return were dividends of $0.02 per share and capital gains of $2.79 per share, and a 16% increase in net asset value. For Class B Shares, the total return was 29.98%.* Contributing to the total return of Class B Shares were capital gains of $2.79 per share and a 16% increase in net asset value. At the end of the reporting period, net assets totaled $358 million.

  - Designed for tax-sensitive Louisiana residents, HIBERNIA LOUISIANA MUNICIPAL INCOME FUND paid double tax-free dividends of $0.27 per share and capital gains of $0.08 per share.** Its net asset value decreased slightly from $11.47 on the first day of the period to $11.38 on the last day of the period. The fund's total return was 2.29%.* At the end of the reporting period, net assets totaled $98 million.

  - The newest addition to the Hibernia Funds family, HIBERNIA MID CAP EQUITY FUND, produced an extremely strong total return in a favorable, yet volatile, environment for mid-cap stocks. For Class A Shares, the total return was 27.27%,* while Class B Shares produced a total return of 26.94%. A significant increase in net asset value accounted for much of these returns. At the end of the reporting period, net assets totaled $18 million.

  - The diversified portfolio of HIBERNIA TOTAL RETURN BOND FUND paid dividends of $0.28 per share and capital gains totaling $0.03 per share, while its net asset value decreased from $10.27 at the beginning of the reporting period to $10.05 at the end of the reporting period. As a result, the fund produced a total return of 0.84%.* At the end of the reporting period, net assets totaled $79 million.

  - HIBERNIA U.S. GOVERNMENT INCOME FUND paid dividends totaling $0.28 per share, while its net asset value decreased from $10.33 to $10.13. As a result, the fund produced a total return of 0.79%.* At the end of the reporting period net assets totaled $84 million.

  - HIBERNIA CASH RESERVE FUND, a portfolio of high quality money market securities, paid dividends of $0.02 per share for both Class A Shares and Class B Shares. At the end of the reporting period, net assets totaled $157 million.

- HIBERNIA U.S. TREASURY MONEY MARKET FUND, a portfolio of U.S. Treasury money market securities, paid dividends of $0.02 per share. At the end of the reporting period, net assets totaled $224 million.

Thank you for putting your money to work in one or more key financial market through the professional management and diversification of the Hibernia Funds. We are committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,
LOGO
Edward C. Gonzales
President
April 15, 1999

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges. Total returns based on the maximum sales charge for the six-month reporting period are as follows: Hibernia Capital Appreciation Fund Class A Shares, 24.55%; Hibernia Capital Appreciation Fund Class B Shares, 24.48%; Hibernia Louisiana Municipal Income Fund, (0.74%); Hibernia Mid Cap Equity Fund Class A Shares, 21.60%; Hibernia Mid-Cap Equity Fund Class B Shares, 21.44%; Hibernia Total Return Bond Fund, (2.20%); and Hibernia U.S. Government Income Fund, (2.24%).

** Income may be subject to the federal alternative minimum tax.

     INVESTMENT REVIEWS

   HIBERNIA CAPITAL APPRECIATION FUND

Q
     What are your comments on the strong yet highly volatile stock market during the first half of the Fund's fiscal year?

A
     The market continued to be propelled by earnings growth in large capitalization stocks and liquidity from individuals and retirement type plans. Low inflation remains a key factor.

Q
     It was an extremely strong period for Hibernia Capital Appreciation Fund. What was the Fund's total return over the six-month reporting period ended February 28, 1999?

A
     Total return from Hibernia Capital Appreciation Fund for the 6 months ended February 28, 1999, was 30.44% for Class A Shares and 29.98% for Class B Shares.*

Q
     America's "Goldilocks" economy--not too weak, not too strong--keeps chugging along and propelling the Dow to new highs. Do you expect more modest gains from the market through 1999?

A
     We expect further gains in the market during 1999. Perhaps on the order of 10%-12% on the Dow yield over year.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is 24.55% for Class A Shares and 24.48% for Class B Shares.

   HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

Q
     Municipal bond yields in general have been at historically high levels relative to yields on U.S. Treasury securities. What is your overview of the municipal bond market over the six-month reporting period?

A
     Municipal Bond prices drifted slightly lower during the six-month reporting period ended February 28, 1999. The modest decline, however, was better than the much larger decline experienced in the taxable bond arena. Even with the good performance of tax exempt bonds relative to taxable bonds during the period, municipal securities remain very cheap to U.S. Treasury securities and offer excellent value.

Q
     How did Hibernia Louisiana Municipal Income Fund perform on a total return basis?

A
     The Hibernia Louisiana Municipal Income Fund performed well despite the lackluster market environment. For the six-month reporting period ended February 28, 1999, the Fund experienced a total return* of 2.29%.**

Q
     What is your outlook for the municipal bond market through 1999?

A
     The prospects for the municipal bond market are bright. Yields are attractive on both an absolute basis and relative to taxable bond yields. The robust domestic economy should continue to generate both strong demand and supply of tax exempt securities.

 * Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is (0.74%).

   HIBERNIA MID-CAP EQUITY FUND

Q
     Hibernia Mid Cap Equity Fund, the newest addition to the Hibernia Funds, invests in a diversified portfolio of mid-cap stocks with capitalizations of between $500 million and $10 billion. How did mid-cap stocks fare during the reporting period versus the broad market?

A
     Mid-cap stocks were outperformed by the broad market by 2 1/2% during the reporting period.

Q
     It was a relatively strong period for the Fund. What was its total return over the six-month reporting period ended February 28, 1999?

A
     The total return for Hibernia Mid Cap Equity Fund for the six-month reporting period ended February 28, 1999, was 27.27% for Class A Shares and 26.94% for Class B Shares.*

Q
     The Fund's portfolio focuses on solid, high quality stocks with strong potential for consistent earnings growth. What is your outlook for mid-cap earnings growth through the balance of 1999? Do you expect more modest performance?

A
     Mid-cap growth should be moderate for the full year of 1999, after a robust first quarter.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is 21.60% for Class A Shares and 21.44% for Class B Shares.

   HIBERNIA TOTAL RETURN BOND FUND

Q
     What are your comments on the relatively weak environment for bonds during the first half of the Fund's fiscal year?

A
     The pendulum of investor sentiment swung toward concern over the robust domestic economy and the risk of higher inflation during the six months ended February 28, 1999. The strong performance of the Treasury bond markets during the summer months of 1998 had left the markets extended and vulnerable to the surprisingly strong economic data.

Q
     On a total return basis, how did Hibernia Total Return Bond Fund compare to its benchmark, the Salomon Brothers Broad Investment-Grade Bond Index?*

A
     The Fund generated a total return of 0.84%** during the six-month reporting period ended February 28, 1999. The Salomon Brothers Broad Investment-Grade Bond Index returned 1.72% during the same period.

Q
     What is your outlook for 1999, and how have you structured the portfolio to respond?

A
     The recent rise in interest rates overall and the increase in yield spreads of corporate bonds over treasuries has created new opportunities. The balance of 1999 should produce a stable rate environment as the domestic economy begins to slow. Given this we are increasing the average maturity of the Fund and are adding higher yielding corporate bonds to the portfolio.

 * Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged index designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. Investments cannot be make in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is (2.20%).

   HIBERNIA U.S. GOVERNMENT INCOME FUND

Q
     What is your review of the relatively weak environment for bonds during the first half of the Fund's fiscal year?

A
     The renewed vigor of the U.S. economy heavily reduced the prospect of further Federal Reserve Board rate cuts and drove bond yields higher. Additionally, international economic turmoil subsided which lessened the flight to quality we had seen last summer.

Q
     How did Hibernia U.S. Government Income Fund perform during the reporting period?

A
     The total return for the Fund for the six-month reporting period ended February 28, 1999, was 0.79%, based on net asset value.* The net asset value price decline was 1.97%. As of February 28, 1999, the Fund's 30-day SEC yield was 5.25%, based on offering price.

Q
     What is your outlook for bonds through 1999, and how have you structured the Fund's portfolio among mortgage-backed securities, Treasuries and agencies?

A
     We believe bonds will remain relatively volatile, but that we are still in a secular bull market and that rates will eventually decline somewhat from current levels. At the end of the reporting period, the Fund was invested 31% in Treasuries, 39% in agency obligations, 19% in mortgage-backed securities, 6% in high grade corporate obligations (including asset-backed securities) and 5% in cash.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return quoted above is based on net asset value and does not reflect the maximum sales charge. The total return based on the maximum sales charge for the six-month reporting period is (2.24%).

   HIBERNIA CASH RESERVE FUND

Q
     What is your overview of the interest rate environment during the first half of the Fund's fiscal year, which saw a series of interest rate "easings," or cuts, by the Federal Reserve Board (the "Fed")?

A
     The Fed cut short-term rates three times in the fall. Each reduction was 1/4 of a point, which brought the Fed Funds target rate from 5.50% to 4.75%. These events caused a significant reduction in other short-term rates in the types of securities in which the Hibernia Cash Reserve Fund invests, thus reducing the yield on the Fund. In the latter part of the period covered by this Report, rates moved up slightly as the prospect of further rate cuts in the near future diminished.

Q
     As a result, where did the seven-day net yield of Hibernia Cash Reserve Fund stand at the beginning and end of the reporting period?

A
     The seven-day net yield for the Fund's Class A Shares for September 1, 1998, was 4.72%. Class B Shares were not in existence until September 4, 1998. However, for February 28, 1999, the seven-day net yields for the Fund's Class A Shares and Class B Shares were 3.94% and 3.19%, respectively.

Q
     What was your strategy in terms of the Fund's portfolio mix and average maturity during the reporting period?

A
     Our portfolio strategy was equally weighted among the following factors: relative attractiveness of overnight repurchase agreements, availability of prime commercial paper and our own view of Fed action and timing.

Q
     What is your outlook for rates for the rest of 1999?

A
     We believe the Fed will remain on hold for at least for the next six months and short-term rates will probably move in a generally sideways direction.

 * Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

   HIBERNIA U.S. TREASURY MONEY MARKET FUND

Q
     What is your review of the short-term U.S. Treasury market, which saw yields decline considerably amid a "flight to quality" in the midst of volatile foreign and U.S. stock markets, and a series of "easings," or rate cuts, by the Federal Reserve Board (the "Fed")?

A
     The short-term U.S. Treasury yields declined amid three 25 basis point rate cuts by the Fed before rising again due to the lessened prospect of further rate cuts. The average three-month T-Bill rate was 4.46% during the reporting period, which was only 35 basis points less than the rate at the beginning of the reporting period.

Q
     As a result, where did the seven-day net yield of Hibernia U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A
     The seven-day net yield for the Fund was 4.78% and 4.03% for September 1, 1998 and February 28, 1999, respectively.*

Q
     How have you structured the Fund's portfolio in terms of holdings and average maturity?

A
     A typical mix would be 45%/55% overnight repurchase agreements and Treasury securities with an average maturity in the 30-40 day range.

Q
     Do you expect the Fed to leave monetary policy unchanged in the coming months?

A
     Yes, we believe the Fed is "on hold" for the next six months as benign inflation and moderate economic growth continue in the U.S. economy.

 * Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

     PORTFOLIO OF INVESTMENTS
                                         HIBERNIA FUNDS
                                         February 28, 1999 (unaudited)

CAPITAL APPRECIATION FUND

    SHARES                                           VALUE
                  COMMON STOCKS--97.9%
                  Commercial Services--2.2%
      29,000      McGraw-Hill Cos., Inc.          $  3,173,687
      15,500      Omnicom Group, Inc.                1,026,875
     130,000      Sysco Corp.                        3,672,500
                                                  ------------
                  Total                              7,873,062
                                                  ------------
                  Consumer Durables--0.9%
      57,430      Ford Motor Co.                     3,406,317
                                                  ------------
                  Consumer Non-Durables--8.5%
      41,300      Clorox Co.                         4,886,306
      25,700      Coca Cola Enterprises, Inc.          796,700
      78,800      Coca-Cola Co.                      5,038,275
      80,200      ConAgra, Inc.                      2,416,025
     105,000      PepsiCo, Inc.                      3,950,625
     105,900      Philip Morris Cos., Inc.           4,143,337
      50,000      Procter & Gamble Co.               4,475,000
      28,000      Quaker Oats Co.                    1,529,500
      29,800      Unilever N.V., ADR                 2,158,638
      19,700      V.F. Corp.                           948,063
                                                  ------------
                  Total                             30,342,469
                                                  ------------
                  Consumer Services--4.1%
      46,300      (1)King World Productions,
                   Inc.                              1,224,056
      36,700      McDonald's Corp.                   3,119,500
      79,600      Time Warner, Inc.                  5,134,200
      57,600      (1)Viacom, Inc., Class B           5,090,400
                                                  ------------
                  Total                             14,568,156
                                                  ------------
                  Electronic Technology--12.9%
      65,980      (1)Cisco Systems, Inc.             6,453,669
     107,000      (1)Dell Computer Corp.             8,573,375
      66,900      (1)EMC Corp. Mass                  6,848,887
      80,500      Intel Corp.                        9,654,969
      10,800      International Business
                   Machines Corp.                    1,836,000
      52,200      (1)Sun Microsystems, Inc.          5,079,713
      62,100      United Technologies Corp.          7,692,638
                                                  ------------
                  Total                             46,139,251
                                                  ------------
                  Energy Minerals--5.6%
      23,200      Atlantic Richfield Co.             1,267,300
      73,385      British Petroleum Co. PLC,
                   ADR                               6,237,725
      89,150      Exxon Corp.                        5,934,047

    SHARES                                           VALUE
      37,800      Mobil Corp.                     $  3,144,487
      38,700      Royal Dutch Petroleum Co.,
                   ADR                               1,697,963
      18,600      Texaco, Inc.                         866,063
      44,800      USX Corp.                            926,800
                                                  ------------
                  Total                             20,074,385
                                                  ------------
                  Finance--14.1%
      65,500      Allstate Corp.                     2,456,250
      58,200      AMBAC                              3,259,200
      57,000      Bank of New York Co., Inc.         1,991,437
      76,100      Chase Manhattan Corp.              6,059,463
      33,250      Citigroup, Inc.                    1,953,438
      55,400      Equitable Cos., Inc.               3,742,963
      96,300      First Union Corp.                  5,133,994
      24,000      Firstar Corp.                      2,010,000
     151,650      Fleet Financial Group, Inc.        6,511,472
      39,500      Lehman Brothers Holdings,
                   Inc.                              2,093,500
      70,800      National City Corp.                4,947,150
      17,650      Progressive Corp., OH              2,268,025
      60,000      Providian Financial Corp.          6,127,500
      47,500      Wells Fargo Co.                    1,745,625
                                                  ------------
                  Total                             50,300,017
                                                  ------------
                  Health Technology--12.9%
      89,400      Abbott Laboratories                4,151,513
      39,200      (1)Amgen, Inc.                     4,895,100
      17,400      (1)Biogen, Inc.                    1,672,575
      95,550      Biomet, Inc.                       3,505,491
       1,500      Bristol-Myers Squibb Co.             188,906
      34,800      Guidant Corp.                      1,983,600
      35,900      Johnson & Johnson                  3,064,962
      50,100      Lilly (Eli) & Co.                  4,743,844
      77,200      Merck & Co., Inc.                  6,311,100
      22,400      Pfizer, Inc.                       2,955,400
     163,800      Schering Plough Corp.              9,162,563
      49,400      Warner-Lambert Co.                 3,411,687
                                                  ------------
                  Total                             46,046,741
                                                  ------------
                  Industrial Services--0.5%
      40,700      Schlumberger Ltd.                  1,976,494
                                                  ------------
                  Non-Energy Minerals--1.3%
      66,000      Alcoa, Inc.                        2,673,000
      13,700      Vulcan Materials Co.               1,846,075
                                                  ------------
                  Total                              4,519,075
                                                  ------------

(See Notes to Portfolios of Investments)

    SHARES                                           VALUE
                  COMMON STOCKS--(cont'd)
                  Process Industries--1.4%
      59,775      Ball Corp.                      $  2,503,078
     149,200      Solutia, Inc.                      2,657,625
                                                  ------------
                  Total                              5,160,703
                                                  ------------
                  Producer Manufacturing--5.8%
      15,700      Emerson Electric Co.                 901,769
     127,300      General Electric Co.              12,769,781
      52,900      Ingersoll-Rand Co.                 2,512,750
      59,800      Tyco International Ltd.            4,451,362
                                                  ------------
                  Total                             20,635,662
                                                  ------------
                  Retail Trade--6.9%
      47,475      Gap (The), Inc.                    3,071,039
      52,350      Home Depot, Inc.                   3,124,641
      30,600      Lowe's Cos., Inc.                  1,814,962
      69,550      (1)Safeway, Inc.                   4,016,512
     203,600      TJX Cos., Inc.                     5,815,325
      80,400      Wal-Mart Stores, Inc.              6,944,550
                                                  ------------
                  Total                             24,787,029
                                                  ------------
                  Technology Services--9.2%
      17,000      (1)America Online, Inc.            1,511,937
      50,500      (1)Compuware Corp.                 2,824,844
      30,400      General Motors Corp.               2,509,900
      86,200      Lucent Technologies, Inc.          8,754,687
     103,100      (1)Microsoft Corp.                15,477,887
      34,200      (1)Oracle Corp.                    1,910,925
                                                  ------------
                  Total                             32,990,180
                                                  ------------

    SHARES
      OR
  PRINCIPAL
    AMOUNT                                           VALUE
                  Transportation--0.9%
      70,200      Burlington Northern Santa Fe    $  2,325,375
      14,100      (1)UAL Corp.                         842,475
                                                  ------------
                  Total                              3,167,850
                                                  ------------
                  Utilities--10.7%
      59,000      AT&T Corp.                         4,845,375
      47,500      Ameritech Corp.                    3,105,312
      67,600      Bell Atlantic Corp.                3,882,775
     139,000      BellSouth Corp.                    6,428,750
      44,000      Coastal Corp.                      1,408,000
      65,800      DTE Energy Co.                     2,599,100
     179,700      Edison International               4,582,350
      79,700      GTE Corp.                          5,170,537
     116,800      SBC Communications, Inc.           6,175,800
                                                  ------------
                  Total                             38,197,999
                                                  ------------
                  TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $210,992,706)                   350,185,390
                                                  ------------
                  REPURCHASE AGREEMENT(2)--2.0%
  $7,158,000      State Street Corp., 4.61%,
                   dated 2/25/1999, due
                   3/1/1999 (at amortized cost)      7,158,000
                                                  ------------
                  TOTAL INVESTMENTS (IDENTIFIED
                   COST $218,150,706)             $357,343,390
                                                  ============

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 96.4%
                Colorado--0.5%
  $  445,000    Colorado Health
                 Facilities
                 Authority, Revenue
                 Bonds, 7.125% (Rose
                 Medical Center
                 Project), 9/1/2008       AAA     $   509,351
                                                  -----------
                Florida--0.8%
     655,000    Florida State Board
                 of Education
                 Administration, GO
                 UT Refunding Bonds,
                 6.10%, 6/1/2000          AAA         662,925
     145,000    Florida State Board
                 of Education
                 Administration, GO
                 UT Refunding Bonds,
                 6.10%, 6/1/2000          AA+         147,510
                                                  -----------
                Total                                 810,435
                                                  -----------
                Louisiana--94.4%
     500,000    Alexandria, LA
                 Utilities Revenue,
                 Revenue Bonds, 5.25%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 5.70%),
                 5/1/2010                 AAA         529,970
   1,000,000    Baton Rouge, LA,
                 Refunding Revenue
                 Bonds, 5.00% (FGIC
                 INS), 8/1/2009           AAA       1,057,020
   1,000,000    Bossier City, LA,
                 Revenue Bonds, 5.00%
                 (FGIC INS),
                 12/1/2019                AAA         996,720
     500,000    Bossier City, LA,
                 Revenue Refunding
                 Bonds, 5.20% (FGIC
                 INS)/(Original Issue
                 Yield: 5.35%),
                 11/1/2014                AAA         515,460

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $  250,000    East Ascension
                 Parish, LA Drainage
                 District No. 1,
                 Revenue Refunding
                 Bonds, 5.45% (FGIC
                 INS)/ (Original
                 Issue Yield: 5.60%),
                 12/1/2009                AAA     $   268,022
   1,500,000    East Baton Rouge
                 Parish, LA,
                 Refunding Revenue
                 Bonds, 5.40% (FGIC
                 INS)/(Original Issue
                 Yield: 5.85%),
                 2/1/2018                 AAA       1,554,360
   1,250,000    East Baton Rouge
                 Parish, LA, Sales &
                 Use Tax Revenue
                 Bonds (Series ST),
                 5.90% (FGIC INS),
                 2/1/2017                 AAA       1,336,275
     930,000    East Baton Rouge
                 Parish, LA, Sales &
                 Use Tax Revenue
                 Bonds (Series ST-A),
                 4.80% (FGIC INS)/
                 (Original Issue
                 Yield: 5.15%),
                 2/1/2011                 AAA         947,707
     500,000    East Baton Rouge
                 Parish, LA, Sales &
                 Use Tax Revenue
                 Bonds (Series ST),
                 5.20% (FSA INS)/
                 (Original Issue
                 Yield: 5.65%),
                 2/1/2017                 AAA         509,695
     180,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, Revenue
                 Bonds, 7.625% (GNMA
                 COL), 8/1/2008           Aaa         187,123
     300,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, Revenue
                 Refunding Bonds,
                 4.80% (GNMA COL),
                 10/1/2004                Aaa         307,530

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND
(continued)

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
  $  540,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, SFM
                 Purchasing Revenue
                 Bonds (Series B),
                 5.40% (FNMA COL),
                 10/1/2025                Aaa     $   546,842
   1,315,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, SFM
                 Revenue Refunding
                 Bonds (Series B),
                 7.40% (GNMA COL),
                 8/1/2012                 Aaa       1,370,335
     425,000    East Baton Rouge, LA
                 Mortgage Finance
                 Authority, SFM
                 Revenue Refunding
                 Bonds (Series C),
                 7.00%, 4/1/2032          Aaa         447,593
   1,000,000    Ernest N Morial-New
                 Orleans, LA Exhibit
                 Hall Authority,
                 Special Tax
                 Refunding Bonds
                 (Series C), 5.50%
                 (MBIA INS)/
                 (Original Issue
                 Yield: 5.58%),
                 7/15/2018                AAA       1,040,450
   1,200,000    Ernest N Morial-New
                 Orleans, LA Exhibit
                 Hall Authority,
                 Special Tax
                 Refunding Bonds
                 (Series C), 5.60%
                 (MBIA INS)/
                 (Original Issue
                 Yield: 5.65%),
                 7/15/2025                AAA       1,257,552

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $1,450,000    Greater New Orleans
                 Expressway
                 Commission, LA,
                 Revenue Refunding
                 Bonds, 6.00%
                 (Louisiana
                 Expresssway)/ (MBIA
                 INS)/ (Original
                 Issue Yield: 6.55%),
                 11/1/2016                AAA     $ 1,577,223
   1,000,000    Jefferson Parish LA
                 Hospital Service
                 District No. 2,
                 Refunding Revenue
                 Bonds, 5.75% (MBIA
                 INS)/ (Original
                 Issue Yield: 6.05%),
                 7/1/2016                 AAA       1,048,320
   2,000,000    Jefferson Parish, LA
                 Home Mortgage
                 Authority, Refunding
                 Revenue Bond (Series
                 A), 6.15% (FNMA &
                 GNMA COLs), 6/1/2028     AAA       2,200,300
     500,000    Jefferson Parish, LA
                 Home Mortgage
                 Authority, Revenue
                 Bonds, 5.85% (FNMA
                 and GNMA LOCs),
                 12/1/2028                AAA         523,965
   1,000,000    Jefferson Parish, LA
                 School Board, GO UT
                 Bonds, 5.10% (FSA
                 INS)/(Original Issue
                 Yield: 5.10%),
                 3/1/2010                 AAA         607,290
     200,000    Jefferson Parish, LA
                 School Board,
                 Revenue Bonds, 5.00%
                 (AMBAC INS),
                 2/1/2008                 AAA         210,816

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND
(continued)

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
  $  155,000    Jefferson, LA Housing
                 Development Corp.,
                 Multifamily Revenue
                 Refunding Bonds
                 (Series A), 7.375%
                 (Concordia Project)/
                 (FNMA COL)/
                 (Original Issue
                 Yield: 7.544%),
                 8/1/2005                 AAA     $   166,137
   1,000,000    Lafayette Parish, LA
                 School Board,
                 Revenue Bonds, 4.60%
                 (FGIC INS), 4/1/2014     AAA         976,240
   1,000,000    Lafayette Parish, LA
                 School Board,
                 Revenue Bonds, 4.60%
                 (FGIC INS), 4/1/2018     AAA         947,690
   2,000,000     Lafayette Parish, LA School Board, Revenue Bonds, 4.60% (FGIC
                 INS)/ (Original Issue Yield: 5.05%),
                 4/1/2017                 AAA       1,903,320
     500,000    Lafayette, LA Public
                 Power Authority,
                 Refunding Revenue
                 Bonds, 5.50% (AMBAC
                 INS), 11/1/2010          AAA         531,670
     500,000    Lafayette, LA Public
                 Power Authority,
                 Refunding Revenue
                 Bonds, 5.50% (AMBAC
                 INS), 11/1/2011          AAA         531,670
     260,000    Lafayette, LA Public
                 Power Authority,
                 Refunding Revenue
                 Bonds, 5.50% (AMBAC
                 INS), 11/1/2012          AAA         276,468

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $  250,000    Lafayette, LA, Public
                 Improvement Sales
                 Tax Revenue Bonds,
                 5.50% (FGIC INS)/
                 (Original Issue
                 Yield: 5.60%),
                 3/1/2009                 AAA     $   264,737
   1,650,000    Louisiana HFA,
                 Multifamily Housing
                 Revenue Refunding
                 Bonds (Series A),
                 6.10% (Woodward
                 Wright Apartments
                 Project)/ (GNMA
                 COL), 12/20/2018         Aaa       1,728,392
     350,000    Louisiana HFA,
                 Multifamily Housing
                 Revenue Refunding
                 Bonds, 5.85%
                 (Woodward Wright
                 Apartments Project)/
                 (GNMA COL),
                 12/20/2008               Aaa         368,008
   1,000,000    Louisiana HFA,
                 Multifamily Housing
                 Revenue Refunding
                 Bonds, 6.20%
                 (Woodward Wright
                 Apartments Project)/
                 (GNMA COL),
                 6/20/2028                Aaa       1,047,350
   1,000,000    Louisiana HFA,
                 Revenue Bond, 7.10%
                 (Villa Maria
                 Retirement Center)/
                 (GNMA COL),
                 1/20/2035                AAA       1,079,680
     510,000    Louisiana HFA, SFM
                 Revenue Bonds
                 (Series A-2), 6.55%,
                 12/1/2026                Aaa         546,383

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND
(continued)

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
  $  500,000    Louisiana PFA,
                 Hospital Revenue
                 Bonds, 5.70%
                 (Woman's Hospital
                 Foundation)/ (FGIC
                 INS)/(Original Issue
                 Yield: 5.80%),
                 10/1/2008                AAA     $   539,885
     500,000    Louisiana PFA,
                 Hospital Revenue
                 Refunding Bonds,
                 6.40% (Lafayette
                 General Medical
                 Center Project)/
                 (FSA INS)/(Original
                 Issue Yield: 6.53%),
                 10/1/2012                AAA         554,450
   2,045,000    Louisiana PFA,
                 Multifamily Housing
                 Revenue Bonds
                 (Series A), 7.50%
                 (FHLMC COL),
                 6/1/2021                 AAA       2,210,338
     500,000    Louisiana PFA,
                 Refunding Revenue Bonds, 5.75% (Alton Ochsner Medical
                 Foundation)/ (MBIA INS)/ (Original Issue Yield:
                 6.636%), 5/15/2011       AAA         528,240
   1,000,000    Louisiana PFA,
                 Revenue Bond, 5.25%
                 (Xavier University
                 of LA Project)/(MBIA
                 INS LOC), 9/1/2027       AAA       1,010,860
     750,000    Louisiana PFA,
                 Revenue Bond, 6.00%
                 (General Health,
                 Inc.)/(MBIA INS)/
                 (Original Issue
                 Yield: 6.15%),
                 11/1/2012                AAA         815,805

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $  500,000    Louisiana PFA,
                 Revenue Bonds, 5.10%
                 (Tulane University,
                 LA)/ (MBIA INS)/
                 (Original Issue
                 Yield: 5.27%),
                 11/15/2021               AAA     $   495,645
     275,000    Louisiana PFA,
                 Revenue Bonds,
                 5.875% (Our Lady of
                 Lourdes Regional
                 Medical Center)/
                 (MBIA INS)/
                 (Original Issue
                 Yield: 5.95%),
                 2/1/2002                 AAA         291,789
     425,000    Louisiana PFA,
                 Revenue Bonds, 6.00%
                 (Our Lady of Lourdes
                 Regional Medical
                 Center)/ (MBIA INS)/
                 (Original Issue
                 Yield: 6.05%),
                 2/1/2003                 AAA         459,391
   1,890,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds (Series A),
                 6.75% (Bethany Home
                 Project)/ (FHA LOC),
                 8/1/2025                 AAA       2,024,833
     350,000    Louisiana PFA,
                 Revenue Refunding Bonds (Series B), 6.50% (Alton Ochsner
                 Medical Foundation)/ (MBIA INS)/(Original Issue Yield:
                 6.743%), 5/15/2022       AAA         380,933
   1,000,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds, 5.45% (AMBAC
                 INS)/ (Original
                 Issue Yield: 5.45%),
                 2/1/2013                 Aaa       1,051,600

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND
(continued)

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
  $  830,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds, 6.20%
                 (Student Loans GTD),
                 3/1/2001                 Aaa     $   862,627
     750,000    Louisiana PFA,
                 Revenue Refunding
                 Bonds, 7.70%
                 (Jefferson Parish
                 Eastbank)/ (FGIC
                 INS)/(Original Issue
                 Yield: 7.747%),
                 8/1/2010                 AAA         775,372
     385,000    Louisiana PFA,
                 Student Loan
                 Refunding Revenue
                 Bonds (Series A-2),
                 6.75% (Student Loans
                 GTD), 9/1/2006           Aaa         408,897
     315,000    Louisiana PFA,
                 Student Opportunity
                 Loans Revenue Bonds
                 (Series A), 6.80%
                 (FSA INS), 1/1/2006      AAA         339,687
     310,000    Louisiana PFA,
                 Student Opportunity
                 Loans Revenue Bonds
                 (Series A), 6.85%
                 (FSA INS COL),
                 1/1/2009                 AAA         334,444
     215,000    Louisiana Public
                 Facilities Authority
                 Hospital Revenue,
                 Refunding Revenue
                 Bonds, 5.00%
                 (Louisiana Health
                 System Corporate
                 Project)/(FSA INS
                 LOC)/(Original Issue
                 Yield: 5.10%),
                 10/1/2013                AAA         217,731

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $1,000,000    Louisiana Public
                 Facilities Authority
                 Hospital Revenue,
                 Revenue Bond, 5.00%
                 (Franciscan
                 Missionaries of Our
                 Lady Health System)/
                 (MBIA INS)/(Original
                 Issue Yield: 5.00%),
                 7/1/2019                 AAA     $   978,070
   3,000,000    Louisiana Stadium and
                 Expo District,
                 (Series B) Revenue
                 Refunding Bonds,
                 5.00% (FGIC INS
                 LOC)/(Original Issue
                 Yield: 5.09%),
                 7/1/2026                 AAA       2,932,020
     500,000    Louisiana Stadium and
                 Expo District, Hotel
                 Occupancy Tax and
                 Stadium Revenue
                 Refunding Bonds
                 (Series A), 6.00%
                 (FGIC INS), 7/1/2016     AAA         559,245
   2,155,000    Louisiana Stadium and
                 Expo District, Hotel
                 Occupancy Tax and
                 Revenue Refunding
                 Bonds (Series A),
                 6.00% (FGIC
                 INS)/(Original Issue
                 Yield: 6.10%),
                 7/1/2024                 AAA       2,414,807
   3,500,000    Louisiana Stadium and
                 Expo District,
                 Revenue Bonds, 5.75%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 5.85%),
                 7/1/2026                 AAA       3,741,570

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND
(continued)

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
  $5,000,000    Louisiana State
                 University and
                 Agricultural and
                 Mechanical College,
                 Revenue Bonds, 5.50%
                 (MBIA INS)/
                 (Original Issue
                 Yield: 5.80%),
                 7/1/2026                 AAA     $ 5,205,350
   1,565,000    Louisiana State
                 University and
                 Agricultural and
                 Mechanical College,
                 Revenue Bonds, 5.75%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 6.043%),
                 7/1/2014                 AAA       1,697,602
   1,250,000    Louisiana State
                 University and
                 Agricultural and
                 Mechanical College,
                 University & College
                 Improvement Revenue
                 Refunding Bonds,
                 5.00% (University of
                 New Orleans
                 Project)/ (AMBAC INS
                 LOC), 10/1/2030          AAA       1,217,975
   1,000,000    Louisiana State, GO
                 UT Bonds (Series B),
                 5.00% (FSA INS)/
                 (Original Issue
                 Yield: 5.17%),
                 4/15/2018                AAA         995,670
     220,000    Louisiana State, GO
                 UT Refunding Bonds,
                 5.375% (MBIA INS)/
                 (Original Issue
                 Yield: 5.50%),
                 8/1/2005                 AAA         237,191
     775,000    Louisiana State, GO
                 UT, 5.125% (FGIC
                 INS)/(Original Issue
                 Yield: 5.30%),
                 4/15/2009                AAA         824,096

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $  250,000    Louisiana State, GO
                 UT, 6.30% (MBIA
                 INS)/ (Original
                 Issue Yield: 6.35%),
                 5/1/2004                 AAA     $   274,362
     400,000    Louisiana State, Gas
                 and Fuel Tax Revenue
                 Bonds (Series A),
                 7.25% (FGIC
                 INS)/(Original Issue
                 Yield: 7.45%),
                 11/15/2004               AAA         419,396
     250,000    Monroe, LA School
                 District, Special
                 School District, GO
                 UT Bonds, 5.35%
                 (FGIC INS)/(Original
                 Issue Yield: 5.75%),
                 3/1/2009                 AAA         263,170
     525,000    Monroe-Brentwood, LA
                 Housing Development
                 Corp., Multifamily
                 Housing Mortgage
                 Revenue Refunding
                 Bonds, 6.50% (FNMA
                 COL), 2/1/2010           Aaa         541,942
   1,020,000    Monroe-Brentwood, LA
                 Housing Development
                 Corp., Multifamily
                 Housing Mortgage
                 Revenue Refunding
                 Bonds, 6.70% (FNMA
                 COL), 8/1/2021           Aaa       1,048,835
   2,000,000    New Orleans, LA
                 Audubon Park, GO LT
                 Bonds, 6.00% (FGIC
                 INS)/(Original Issue
                 Yield: 6.25%),
                 10/1/2013                AAA       2,188,640
   1,250,000    New Orleans, LA Home
                 Mortgage Authority,
                 SFM Revenue Bonds
                 (Series A), 6.65%
                 (GNMA COL), 9/1/2008     Aaa       1,319,213

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND
(continued)

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
  $  100,000    New Orleans, LA Home
                 Mortgage Authority,
                 SFM Revenue Bonds,
                 5.35% (FNMA & GNMA
                 COLs), 12/1/2020         Aaa     $   102,818
   1,000,000    New Orleans, LA Home
                 Mortgage Authority,
                 Special Obligation
                 Revenue Bonds, 6.25%
                 (United States
                 Treasury
                 COL)/(Original Issue
                 Yield: 6.517%),
                 1/15/2011                AAA       1,157,920
     215,000    New Orleans, LA
                 Housing Development
                 Corp., Multifamily
                 Housing Refunding
                 Revenue Bonds,
                 7.375% (FNMA COL)/
                 (Original Issue
                 Yield: 7.544%),
                 8/1/2005                 AAA         231,209
     780,000    New Orleans, LA
                 Housing Development
                 Corp., Multifamily
                 Housing Revenue
                 Bonds, 7.375%
                 (Southwood
                 Patio)/(FNMA COL)/
                 (Original Issue
                 Yield: 7.544%),
                 8/1/2005                 AAA         834,717
   1,900,000    New Orleans, LA, GO
                 Refunding Bond,
                 6.20% (AMBAC INS)/
                 (Original Issue
                 Yield: 6.30%),
                 10/1/2021                AAA       2,114,491
   4,750,000    New Orleans, LA, GO
                 UT Capital
                 Appreciation Bonds
                 (AMBAC INS)/
                 (Original Issue
                 Yield: 7.10%),
                 9/1/2013                 AAA       2,362,650

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $  980,000    New Orleans, LA, GO
                 UT Refunding Bonds,
                 5.875% (AMBAC INS)/
                 (Original Issue
                 Yield: 6.00%),
                 10/1/2011                AAA     $ 1,081,734
       6,000    New Orleans, LA, GO
                 UT Refunding Bonds,
                 7.30% (AMBAC INS)/
                 (Original Issue
                 Yield: 7.35%),
                 12/1/2001                AAA           6,608
   2,000,000    New Orleans, LA,
                 Refunding Revenue
                 Bonds (Series B),
                 5.00% (FSA INS)/
                 (Original Issue
                 Yield: 5.10%),
                 12/1/2012                AAA       2,052,700
     500,000    Orleans Parish, LA
                 Parishwide School
                 District, GO UT,
                 5.125% (MBIA INS)/
                 (Original Issue
                 Yield: 5.35%),
                 9/1/2021                 Aaa         500,280
     750,000    Orleans Parish, LA
                 School Board,
                 Revenue Refunding
                 Bonds, 6.00% (MBIA
                 INS), 12/1/2006          AAA         843,090
   1,000,000     Orleans, LA Levee District, Refunding Revenue Bonds (Series A),
                 5.95% (FSA INS)/(Original Issue Yield:
                 6.039%), 11/1/2014       AAA       1,098,640
   1,000,000    Regional
                 Transportation
                 Authority, Sales Tax
                 Revenue Bonds, 6.50%
                 (FGIC INS)/
                 (Original Issue
                 Yield: 6.673%),
                 12/1/2008                AAA       1,093,420
     750,000    Shreveport, LA,
                 Revenue Bonds
                 (Series A), 5.375%
                 (FSA INS), 1/1/2028      AAA         757,935

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND
(continued)

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
  $  500,000    Shreveport, LA,
                 Revenue Bonds
                 (Series B), 5.375%
                 (FSA INS), 1/1/2024      AAA     $   505,290
     750,000     Shreveport, LA, Water & Sewer, Revenue Bonds (Series A), 5.95%
                 (FGIC INS
                 LOC), 12/1/2014          AAA         824,483
     535,000    St. Charles Parish
                 School Board, School
                 Improvement Revenue
                 Bonds, 4.75% (AMBAC
                 INS LOC), 2/1/2018       AAA         518,415
   1,485,000    St. Charles Parish,
                 LA Consolidated
                 Waterworks and
                 Wastewater District
                 No. 1, Utility
                 Revenue Refunding
                 Bonds, 7.15% (MBIA
                 INS), 7/1/2016           AAA       1,627,738
   1,000,000    St. Charles Parish,
                 LA Public
                 Improvement, UT GO
                 Refunding Bonds
                 (Series ST-96),
                 5.25% (MBIA INS)/
                 (Original Issue
                 Yield: 5.45%),
                 12/1/2009                AAA       1,060,860
     500,000    St. Charles Parish,
                 LA, Environmental
                 Improvement Revenue
                 Bonds, 5.95% (LA
                 Power & Light
                 Co.)/(FSA
                 INS)/(Original Issue
                 Yield: 5.986%),
                 12/1/2023                AAA         527,665

  PRINCIPAL                             CREDIT
    AMOUNT                             RATING(4)     VALUE
  $1,000,000    St. Charles Parish,
                 LA, Solid Waste
                 Disposal Revenue
                 Bonds, 7.00% (LA
                 Power & Light Co.)/
                 (AMBAC INS)/
                 (Original Issue
                 Yield: 7.04%),
                 12/1/2022                AAA     $ 1,116,350
     400,000    St. Tammany Parish,
                 LA Hospital Service
                 District No. 2,
                 Hospital Revenue
                 Refunding Bonds,
                 6.125% (Connie Lee
                 INS)/(Original Issue
                 Yield: 6.315%),
                 10/1/2011                AAA         443,316
   1,000,000    St. Tammany Parish,
                 LA Hospital Service
                 District No. 2,
                 Revenue Bonds, 6.25%
                 (Connie Lee
                 LOC)/(Original Issue
                 Yield: 6.40%),
                 10/1/2014                AAA       1,115,780
     500,000    St. Tammany Parish,
                 LA Wide School
                 District No. 12, GO
                 UT Bonds, 5.375%
                 (FSA INS), 3/1/2013      AAA         526,215
     500,000    State Colleges &
                 Universities, LA,
                 Revenue Bonds, 5.65%
                 (University of
                 Southwestern, LA)/
                 (MBIA INS), 9/1/2026     AAA         530,735
                                                  -----------
                Total                              92,605,053
                                                  -----------

(See Notes to Portfolios of Investments)

LOUISIANA MUNICIPAL INCOME FUND                             MID CAP EQUITY FUND
(continued)

  PRINCIPAL
    AMOUNT                              CREDIT
  OR SHARES                            RATING(4)     VALUE
                LONG-TERM
                 MUNICIPALS(3)--
                 (cont'd)
                Puerto Rico--0.7%
  $  600,000    Puerto Rico Municipal
                 Finance Agency,
                 Revenue Bonds
                 (Series A), 6.00%
                 (FSA INS)/(Original
                 Issue Yield: 6.30%),
                 7/1/2014                 AAA     $   660,690
                                                  -----------
                TOTAL LONG-TERM
                 MUNICIPALS
                 (IDENTIFIED COST
                 $88,249,610)                      94,585,529
                                                  -----------
                MUTUAL FUND--2.9%
   2,797,695    Dreyfus Tax Exempt
                 Cash Management (at
                 net asset value)                   2,797,695
                                                  -----------
                TOTAL INVESTMENTS
                 (IDENTIFIED COST
                 $91,047,305)                     $97,383,224
                                                  ===========

    SHARES                                           VALUE
                  COMMON STOCKS--93.2%
                  Commercial Services--5.0%
       9,100      (1)ACNielsen Corp.              $    236,600
       1,750      Cintas Corp.                         123,812
         500      McGraw-Hill Cos., Inc.                54,719
       4,000      Paychex, Inc.                        169,500
       3,907      (1)Robert Half International,
                   Inc.                                140,652
       3,795      (1)U.S. Foodservice, Inc.            176,230
                                                  ------------
                  Total                                901,513
                                                  ------------
                  Consumer Durables--3.0%
       3,600      Centex Corp.                         132,525
       4,750      Harley Davidson, Inc.                274,609
       2,500      Maytag Corp.                         140,156
                                                  ------------
                  Total                                547,290
                                                  ------------
                  Consumer Non-Durables--4.5%
         980      Church and Dwight, Inc.               40,915
       1,100      Coors Adolph Co., Class B             65,519
       3,625      Dial Corp.                           105,805
       4,740      Hormel Foods Corp.                   170,640
       4,360      IBP, Inc.                             98,100
       7,070      (1)Jones Apparel Group, Inc.         197,518
       2,475      (1)Ralcorp Holdings, Inc.             44,086
       1,260      (1)Tommy Hilfiger Corp.               87,019
                                                  ------------
                  Total                                809,602
                                                  ------------
                  Consumer Services--3.4%
       2,700      (1)Papa Johns International,
                   Inc.                                116,775
       2,100      (1)Pixar, Inc.                        86,362
      10,780      Ruby Tuesday, Inc.                   200,778
       3,000      (1)Scholastic Corp.                  147,750
       1,700      TCA Cable TV, Inc.                    75,013
                                                  ------------
                  Total                                626,678
                                                  ------------
                  Electronic Technology--12.6%
       1,000      (1)Altera Corp.                       48,625
       5,600      (1) Cadence Design Systems,
                   Inc.                                134,750
       1,150      (1)Comverse Technology, Inc.          82,512
       5,220      (1)Dell Computer Corp.               418,253
       5,700      (1)Jabil Circuit, Inc.               185,963
       2,600      (1)Lattice Semiconductor
                   Corp.                               103,675
       6,400      Linear Technology Corp.              280,400
       2,100      (1)Litton Industries, Inc.           117,863
       3,180      Rockwell International Corp.         141,311
       4,400      Sundstrand Corp.                     297,825
       2,200      Symbol Technologies, Inc.            116,600
       5,100      (1)Xilinx, Inc.                      355,725
                                                  ------------
                  Total                              2,283,502
                                                  ------------

(See Notes to Portfolios of Investments)

    SHARES                                           VALUE
                  COMMON STOCKS--(cont'd)
                  Energy Minerals--1.0%
       2,300      Ashland, Inc.                   $    102,350
       1,800      Tosco Corp.                           37,237
       2,350      Valero Energy Corp.                   41,272
                                                  ------------
                  Total                                180,859
                                                  ------------
                  Finance--13.8%
       1,270      AMBAC                                 71,120
       3,100      Aflac, Inc.                          136,787
       2,527      American International Group,
                   Inc.                                287,866
       8,442      Amsouth Bancorporation               396,774
       1,425      City National Corp.                   45,956
       8,700      Dime Bancorp, Inc.                   215,325
       3,125      Finova Group, Inc.                   158,789
       8,200      First Tennessee National
                   Corp.                               312,112
       6,200      North Fork Bancorp, Inc.             136,400
       7,980      Old Kent Financial Corp.             350,123
       1,875      Old Republic International
                   Corp.                                35,273
       5,100      PaineWebber Group, Inc.              190,613
       2,300      Ryder Systems, Inc.                   62,100
       1,695      XL Capital Ltd                       103,819
                                                  ------------
                  Total                              2,503,057
                                                  ------------
                  Health Services--3.7%
       2,125      Bergen Brunswig Corp., Class
                   A                                    51,930
       3,486      Cardinal Health, Inc.                251,646
       3,875      Omnicare, Inc.                        92,758
       3,700      (1)PacifiCare Health Systems,
                   Inc., Class B                       267,325
                                                  ------------
                  Total                                663,659
                                                  ------------
                  Health Technology--6.4%
       3,885      Allergan, Inc.                       316,627
       5,380      (1)Biogen, Inc.                      517,153
       1,250      (1)Elan Corp. PLC, ADR                95,859
       1,600      (1)Genzyme Corp.                      72,000
       3,360      (1)Watson Pharmaceuticals,
                   Inc.                                162,330
                                                  ------------
                  Total                              1,163,969
                                                  ------------
                  Industrial Services--0.5%
       1,300      (1)BJ Services Co.                    18,281
       3,720      Transocean Offshore, Inc.             76,725
                                                  ------------
                  Total                                 95,006
                                                  ------------
                  Non-Energy Minerals--1.5%
       1,600      Cleveland Cliffs, Inc.                59,300
       1,250      U.S.G. Corp.                          62,656
       1,160      Vulcan Materials Co.                 156,310
                                                  ------------
                  Total                                278,266
                                                  ------------

    SHARES                                           VALUE
                  Process Industries--3.7%
       3,300      Air Products & Chemicals,
                   Inc.                           $    106,012
       6,490      Albemarle Corp.                      153,326
       3,300      Ball Corp.                           138,188
       4,995      Cabot Corp.                          125,812
       2,930      Fort James Corp.                      87,534
       3,150      Solutia, Inc.                         56,109
                                                  ------------
                  Total                                666,981
                                                  ------------
                  Producer Manufacturing--7.0%
       5,160      (1)American Power Conversion
                   Corp.                               185,115
       3,500      Arvin Industries, Inc.               126,875
       3,450      Cummins Engine Co., Inc.             141,450
       2,500      Danaher Corp.                        120,625
       2,100      Ingersoll-Rand Co.                    99,750
       3,225      (1)Lexmark Intl. Group, Class
                   A                                   332,780
       3,360      Trinity Industries, Inc.             110,670
       6,300      (1)U.S. Filter Corp.                 154,744
                                                  ------------
                  Total                              1,272,009
                                                  ------------
                  Retail Trade--6.6%
       1,375      (1)Abercrombie & Fitch Co.,
                   Class A                             104,500
       3,980      (1)Bed Bath & Beyond, Inc.           117,161
       4,050      (1)Best Buy Co., Inc.                375,637
         950      Claire's Stores, Inc.                 20,959
       2,025      Gap (The), Inc.                      130,992
       4,500      Ross Stores, Inc.                    205,875
       1,000      (1)Safeway, Inc.                      57,750
       3,230      Tiffany & Co.                        184,716
                                                  ------------
                  Total                              1,197,590
                                                  ------------
                  Technology Services--6.2%
       3,070      (1)Citrix Systems, Inc.              236,774
       2,415      (1)Network Associates, Inc.          113,505
      10,350      (1)Rational Software Corp.           307,266
       4,000      (1)Siebel Systems, Inc.              176,000
       6,300      (1)Synopsys, Inc.                    291,375
                                                  ------------
                  Total                              1,124,920
                                                  ------------
                  Transportation--1.4%
       2,800      CNF Transportation, Inc.             118,300
       1,130      (1) UAL Corp.                         67,517
       2,300      USFreightways Corp.                   73,313
                                                  ------------
                  Total                                259,130
                                                  ------------

(See Notes to Portfolios of Investments)

  SHARES OR
  PRINCIPAL
    AMOUNT                                           VALUE
                  COMMON STOCKS--(cont'd)
                  Utilities--12.9%
       4,950      BEC Energy                      $    180,366
       3,634      Bell Atlantic Corp.                  208,728
       4,927      Century Telephone
                   Enterprises, Inc.                   304,242
       3,500      Coastal Corp.                        112,000
       7,160      Conectiv, Inc.                       151,702
       3,350      DQE, Inc.                            127,928
       7,850      Energy East Corp.                    420,956
       5,355      Montana Power Co.                    325,986
       7,050      NIPSCO Industries, Inc.              182,859
       3,330      New England Electric System          162,129
       8,970      Questar Corp.                        160,339
                                                  ------------
                  Total                              2,337,235
                                                  ------------
                  TOTAL COMMON STOCKS
                   (IDENTIFIED COST
                   $15,679,110)                     16,911,266
                                                  ------------
                  REPURCHASE AGREEMENT(2)--6.4%
  $1,164,000      State Street Corp., 4.61%,
                   dated 2/25/1999, due
                   3/1/1999
                   (at amortized cost)               1,164,000
                                                  ------------
                  TOTAL INVESTMENTS (IDENTIFIED
                   COST $16,843,110)              $ 18,075,266
                                                  ============

TOTAL RETURN BOND FUND

  PRINCIPAL
    AMOUNT                                           VALUE
                  CORPORATE BONDS/ ASSET BACKED
                   SECURITIES--29.9%
                  Automobile--1.3%
  $1,000,000      Ford Capital BV, Deb.,
                   10.125%, 11/15/2000            $  1,069,400
                                                  ------------
                  Banking--2.0%
   1,500,000      Swiss Bank Corp. New York,
                   Sub. Note, 7.25%, 9/1/2006        1,583,025
                                                  ------------
                  Consumer Durables--2.7%
   2,000,000      Ford Motor Co., Note, 7.25%,
                   10/1/2008                         2,141,340
                                                  ------------

  PRINCIPAL
    AMOUNT                                           VALUE
                  Consumer Non-Durables--1.8%
  $1,500,000      Nabisco, Inc., Note, 6.375%,
                   2/1/2035                       $  1,441,695
                                                  ------------
                  Electronic Technology--0.6%
     500,000      International Business
                   Machines Corp., Sr. Note,
                   5.25%, 12/1/2003                    486,930
                                                  ------------
                  Finance--6.4%
   1,250,000      American Express Co., Sr.
                   Unsub., 6.75%, 6/23/2004          1,272,550
     750,000      American General Finance
                   Corp., Note, 8.00%,
                   2/15/2000                           765,855
   1,000,000      BankAmerica Corp., Sub. Note,
                   7.50%, 10/15/2002                 1,047,730
   1,000,000      General Electric Capital
                   Corp., Medium Term Note,
                   Series A, 6.15%, 11/5/2001        1,012,510
   1,000,000      Lehman Brothers, Inc., Bond,
                   6.50%, 4/15/2008                    956,710
                                                  ------------
                  Total                              5,055,355
                                                  ------------
                  Finance-Insurance--2.6%
   2,000,000      Old Republic International
                   Corp., Deb., 7.00%,
                   6/15/2007                         2,054,940
                                                  ------------
                  Process Industries--2.5%
   1,000,000      Du Pont (E.I.) de Nemours &
                   Co., Note, 6.50%, 9/1/2002        1,021,570
   1,000,000      Lubrizol Corp., 5.875%,
                   12/1/2008                           961,860
                                                  ------------
                  Total                              1,983,430
                                                  ------------
                  Retail Trade--4.1%
   3,000,000      Dayton-Hudson Corp., Note,
                   7.50%, 7/15/2006                  3,243,750
                                                  ------------
                  Technology Services--1.2%
   1,000,000      First Data Corp., Note,
                   5.80%, 12/15/2008                   966,920
                                                  ------------

(See Notes to Portfolios of Investments)

  PRINCIPAL
    AMOUNT                                           VALUE
                  CORPORATE BONDS/
                   ASSET BACKED
                   SECURITIES--(cont'd)
                  Utilities--4.7%
  $1,500,000      Enron Corp., Note, 6.40%,
                   7/15/2006                      $  1,470,780
   2,000,000      K N Energy, Inc., Deb.,
                   9.625%, 8/1/2021                  2,248,640
                                                  ------------
                  Total                              3,719,420
                                                  ------------
                  TOTAL CORPORATE BONDS/ASSET
                   BACKED SECURITIES
                   (IDENTIFIED COST
                   $23,370,366)                     23,746,205
                                                  ------------
                  GOVERNMENT AGENCIES--20.3%
                  Federal Home Loan Bank--0.8%
     550,000      7.01%, 6/14/2006                     588,990
                                                  ------------
                  Federal National Mortgage
                   Association(5)--0.0%
       6,205      Pool 1804, 11.00%, 4/1/2011            6,708
       2,386      Pool 34138, 11.00%, 4/1/2010           2,672
       4,388      Pool 76204, 11.00%, 6/1/2019           4,941
      11,722      Pool 85131, 11.00%, 5/1/2017          13,198
                                                  ------------
                  Total                                 27,519
                                                  ------------
                  Government National Mortgage
                   Association 15-Year(5)--1.0%
     766,237      Pool 420153, 7.00%, 9/15/2010        786,350
                                                  ------------
                  Government National Mortgage
                   Association
                   30-Year(5)--18.5%
      40,895      Pool 147875, 10.00%,
                   3/15/2016                            44,907
     110,565      Pool 168511, 8.00%, 7/15/2016        116,508
     100,093      Pool 174673, 8.00%, 8/15/2016        105,379
      42,874      Pool 177145, 8.00%, 1/15/2017         45,178
       5,543      Pool 188080, 8.00%, 9/15/2018          5,841
      80,097      Pool 212047, 8.00%, 5/15/2017         84,327
      64,432      Pool 212660, 8.00%, 4/15/2017         67,835
     154,098      Pool 216950, 8.00%, 6/15/2017        162,381
     110,448      Pool 217533, 8.00%, 5/15/2017        116,384
      31,383      Pool 225725, 10.00%,
                   9/15/2020                            34,384
      75,118      Pool 227430, 9.00%, 8/15/2019         80,517
      47,538      Pool 253449, 10.00%,
                   10/15/2018                           52,173
      85,782      Pool 278300, 10.00%,
                   7/15/2019                            93,985
      56,986      Pool 279619, 10.00%,
                   9/15/2019                            62,470
      30,559      Pool 279629, 9.00%,
                   10/15/2019                           32,755
      46,328      Pool 283261, 9.00%,
                   11/15/2019                           49,715

  PRINCIPAL
    AMOUNT                                           VALUE
  $   98,293      Pool 287853, 9.00%, 4/15/2020   $    105,358
      15,934      Pool 288052, 10.00%,
                   7/15/2020                            17,458
       7,510      Pool 288570, 10.00%,
                   8/15/2020                             8,219
      18,289      Pool 288967, 9.00%, 4/15/2020         19,649
      65,815      Pool 288994, 9.00%, 5/15/2020         70,546
      41,688      Pool 289082, 9.00%, 4/15/2020         44,736
      42,049      Pool 291100, 9.00%, 5/15/2020         45,071
      43,983      Pool 292364, 10.00%,
                   9/15/2020                            48,189
      14,956      Pool 296315, 10.00%,
                   9/15/2020                            16,386
     340,180      Pool 302101, 7.00%, 6/15/2024        345,072
     344,925      Pool 345031, 7.00%,
                   10/15/2023                          349,885
     383,888      Pool 345090, 7.00%,
                   11/15/2023                          389,408
     187,936      Pool 360772, 7.00%, 2/15/2024        190,638
     369,089      Pool 382074, 7.00%, 9/15/2025        374,278
     113,729      Pool 404653, 7.00%, 9/15/2025        115,293
     358,547      Pool 408884, 7.00%, 9/15/2025        363,477
     565,457      Pool 410108, 7.00%, 9/15/2025        573,407
     257,890      Pool 410786, 7.00%, 9/15/2025        261,436
     684,971      Pool 415427, 7.50%, 8/15/2025        705,096
     409,370      Pool 415865, 7.00%, 9/15/2025        414,999
   1,105,569      Pool 418781, 7.00%, 9/15/2025      1,120,770
   1,134,937      Pool 420157, 7.00%,
                   10/15/2025                        1,150,542
   2,345,000      Pool 453533, 7.50%, 1/15/1999      2,397,528
   4,393,073      Pool 780717, 7.00%, 2/15/2028      4,453,477
                                                  ------------
                  Total                             14,735,657
                                                  ------------
                  TOTAL GOVERNMENT AGENCIES
                   (IDENTIFIED COST
                   $15,872,384)                     16,138,516
                                                  ------------
                  MUNICIPALS--6.7%
   1,175,000      Liberal, KS, GO UT (Series
                   2), 6.50% Bonds (FSA INS),
                   12/1/2010                         1,138,305
   2,000,000      New Orleans, LA Aviation
                   Board, Revenue Bonds, 7.10%
                   Bonds (AMBAC INS), 10/1/2027      2,031,340
   1,480,000      New Orleans, LA, Refunding
                   Revenue Bonds, 6.00% Bonds
                   (FSA INS), 12/1/2000              1,485,624
     360,000      Vail, CO Sales Tax Revenue,
                   Refunding Revenue Bonds,
                   6.00% Bonds (MBIA LOC),
                   12/1/2006                           352,544
     350,000      Vail, CO Sales Tax Revenue,
                   Refunding Revenue Bonds,
                   6.05% Bonds (MBIA LOC),
                   12/1/2007                           339,787
                                                  ------------
                  TOTAL MUNICIPALS (IDENTIFIED
                   COST $5,350,180)                  5,347,600
                                                  ------------

(See Notes to Portfolios of Investments)

  PRINCIPAL
    AMOUNT                                           VALUE
                  TREASURY SECURITIES--39.0%
                  U.S. Treasury Bonds--27.9%
  $5,000,000      United States Treasury Bond,
                   6.00%, 2/15/2026               $  5,150,450
   1,500,000      United States Treasury Bond,
                   6.125%, 11/15/2027                1,574,925
   1,000,000      United States Treasury Bond,
                   7.50%, 11/15/2016                 1,182,320
  11,500,000      United States Treasury Bond,
                   7.50%, 5/15/2002                 12,247,040
   1,300,000      United States Treasury Bond,
                   12.50%, 8/15/2014                 1,994,018
                                                  ------------
                  Total                             22,148,753
                                                  ------------
                  U.S. Treasury Notes--11.1%
   3,850,000      United States Treasury Note,
                   6.625%, 4/30/2002                 4,001,344
   3,600,000      United States Treasury Note,
                   7.125%, 2/29/2000                 3,672,972
   1,150,000      United States Treasury Note,
                   7.875%, 11/15/1999                1,173,587
                                                  ------------
                  Total                              8,847,903
                                                  ------------
                  TOTAL TREASURY SECURITIES
                   (IDENTIFIED COST
                   $30,887,477)                     30,996,656
                                                  ------------
                  REPURCHASE AGREEMENT(2)--2.6%
   2,063,000      State Street Corp., 4.61%,
                   dated 2/25/1999, due
                   3/1/1999 (at amortized cost)      2,063,000
                                                  ------------
                  TOTAL INVESTMENTS (IDENTIFIED
                   COST $77,543,407)              $ 78,291,977
                                                  ============

U.S. GOVERNMENT INCOME FUND

  PRINCIPAL
    AMOUNT                                           VALUE
                  LONG-TERM OBLIGATIONS--95.1%
                  Asset-Backed Securities--3.9%
  $1,250,000      American Express Credit
                   Account Master Trust 1996-1,
                   Class A, 6.800%, 12/15/2003    $  1,278,625
     125,000      Discover Card Master Trust I
                   1993-2, Class A, 5.400%,
                   11/16/2001                          125,138
     469,574      Premier Auto Trust 1995-4,
                   Class A4, 6.575%, 10/6/2000         472,067
   1,400,000      Sears Credit Account Master
                   Trust 1995-2, Class A,
                   8.100%, 6/15/2004                 1,437,646
                                                  ------------
                  Total                              3,313,476
                                                  ------------
                  Corporate Bonds--1.1%
   1,000,000      J.P. Morgan & Co., Inc.,
                   6.000%, 1/15/2009                   962,230
                                                  ------------
                  Corporate Notes--1.2%
   1,000,000      General Electric Capital
                   Corp., 6.150%, 11/5/2001          1,012,510
                                                  ------------
                  Federal Home Loan Bank--10.1%
   2,000,000      5.980%, 6/18/2008                  2,006,080
   3,000,000      6.050%, 1/27/2006                  2,950,170
   2,000,000      6.300%, 2/3/2009                   1,956,400
     850,000      7.010%, 6/14/2006                    910,257
     205,000      7.555%, 2/27/2002                    216,716
     500,000      8.450%, 7/26/1999                    506,950
                                                  ------------
                  Total                              8,546,573
                                                  ------------
                  Federal Home Loan Mortgage
                   Corporation PC(5)--11.8%
   1,500,000      5.825%, 2/9/2006                   1,502,010
   2,000,000      6.125%, 7/14/2003                  1,995,480
   1,000,000      6.148%, 9/23/2008                    975,380
   2,000,000      6.320%, 4/29/2003                  2,003,400
   2,000,000      6.750%, 12/30/2013                 1,980,548
   1,500,000      7.055%, 8/2/2001                   1,511,325
                                                  ------------
                  Total                              9,968,143
                                                  ------------
                  Federal Home Loan Mortgage
                   Corporation REMIC(5)--7.7%
     287,863      6.000%, 10/15/2004, REMIC
                   (Series 1524-E)                     287,581
   1,000,000      6.500%, 10/17/2020, REMIC
                   (Series 1998-PB)                    983,120
   3,074,000      7.000%, 11/15/2005, REMIC
                   (Series 1435-HC)                  3,119,003

(See Notes to Portfolios of Investments)

  PRINCIPAL
    AMOUNT                                           VALUE
                  LONG-TERM
                   OBLIGATIONS--(cont'd)
  $  740,960      7.500%, 2/15/2003, REMIC
                   (Series 1289-PR)               $    753,993
   1,000,000      7.500%, 9/15/2021, REMIC
                   (Series 1348-PN)                  1,014,370
     185,096      9.000%, 6/15/2020, REMIC
                   (Series 1015-E)                     185,979
     133,129      9.500%, 1/15/2005, REMIC
                   (Series 24-B)                       137,321
                                                  ------------
                  Total                              6,481,367
                                                  ------------
                  Federal Home Loan Mortgage
                   Corporation 15
                   Years(5)--0.3%
      65,856      9.000%, 8/1/2001                      68,181
      97,420      9.250%, 6/1/2002                      99,872
      25,523      9.500%, 10/1/2001                     26,248
      41,259      9.500%, 10/1/2004                     43,091
      50,352      9.500%, 12/1/2001                     52,587
                                                  ------------
                  Total                                289,979
                                                  ------------
                  Federal Home Loan Mortgage
                   Corporation 30
                   Years(5)--0.9%
      44,584      10.000%, 5/1/2014                     48,332
     159,764      10.000%, 6/1/2018                    173,194
       3,608      10.000%, 6/1/2020                      3,911
      34,628      10.000%, 6/1/2020                     37,539
      27,828      10.000%, 8/1/2019                     30,167
     265,963      8.750%, 2/1/2017                     282,335
      49,055      9.000%, 1/1/2017                      52,136
       5,702      9.000%, 10/1/2016                      6,074
      10,897      9.000%, 5/1/2018                      11,582
      41,468      9.000%, 6/1/2016                      44,176
       1,135      9.000%, 9/1/2016                       1,206
      28,791      9.500%, 10/1/2019                     30,671
                                                  ------------
                  Total                                721,323
                                                  ------------
                  Federal National Mortgage
                   Association(5)--16.3%
   1,500,000      5.460%, 11/3/2003                  1,454,580
   1,000,000      5.480%, 11/16/2001                   993,970
   1,000,000      5.750%, 6/15/2005                  1,003,020
   1,000,000      5.830%, 10/16/2000                 1,007,500
   1,000,000      6.000%, 5/15/2008                  1,012,190
   2,500,000      6.170%, 8/4/2003                   2,491,625
   1,000,000      6.350%, 8/25/2005                    999,540
     465,000      6.460%, 6/29/2012                    485,381
   1,000,000      6.560%, 11/26/2007                 1,009,820
     500,000      6.710%, 7/24/2001                    514,480

  PRINCIPAL
    AMOUNT                                           VALUE
  $1,750,000      7.150%, 1/29/2007               $  1,787,800
   1,000,000      7.280%, 5/23/2007                  1,028,070
                                                  ------------
                  Total                             13,787,976
                                                  ------------
                  Federal National Mortgage
                   Association REMIC(5)--1.9%
     461,430      6.500%, 5/25/2023, REMIC
                   (Series 1993-252-M)                 458,205
   1,000,000      7.500%, 3/25/2021, REMIC
                   (Series 1992-117-K)               1,002,850
     105,879      9.400%, 7/25/2003, REMIC
                   (Series 1988-18-B)                  109,218
                                                  ------------
                  Total                              1,570,273
                                                  ------------
                  Federal National Mortgage
                   Association 15
                   Years(5)--0.9%
     709,039      7.000%, 8/1/2012                     722,780
      24,731      10.750%, 1/1/2001                     26,316
                                                  ------------
                  Total                                749,096
                                                  ------------
                  Federal National Mortgage
                   Association 30
                   Years(5)--0.3%
     127,645      8.500%, 2/1/2011                     135,544
      73,987      9.500%, 8/1/2020                      79,143
                                                  ------------
                  Total                                214,687
                                                  ------------
                  Government National Mortgage
                   Association 15
                   Years(5)--0.4%
      64,428      7.000%, 11/15/2009                    66,099
     287,004      7.000%, 9/15/2010                    294,538
                                                  ------------
                  Total                                360,637
                                                  ------------
                  Government National Mortgage
                   Association 30
                   Years(5)--7.7%
     525,715      7.500%, 10/15/2022                   541,161
     948,513      7.500%, 3/15/2026                    976,381
   1,225,993      8.000%, 1/15/2022                  1,283,075
   1,106,825      8.000%, 4/15/2022                  1,157,673
   1,159,642      8.000%, 8/15/2022                  1,212,916
     557,421      8.000%, 11/15/2022                   580,939
     226,056      8.500%, 2/20/2025                    239,479
     222,468      9.000%, 2/15/2020                    238,319
      76,562      9.500%, 6/15/2020                     82,687
      40,736      9.500%, 7/15/2020                     43,995
      71,421      9.500%, 7/15/2020                     77,202
      45,404      9.500%, 7/15/2020                     49,037
                                                  ------------
                  Total                              6,482,864
                                                  ------------

(See Notes to Portfolios of Investments)

  PRINCIPAL
    AMOUNT                                           VALUE
                  LONG-TERM
                   OBLIGATIONS--(cont'd)
                  U.S. Treasury Bonds--14.4%
  $1,000,000      United States Treasury Bond,
                   10.750%, 2/15/2003             $  1,190,220
   2,000,000      United States Treasury Bond,
                   6.000%, 2/15/2026                 2,060,180
   1,200,000      United States Treasury Bond,
                   6.250%, 8/15/2023                 1,267,944
   1,000,000      United States Treasury Bond,
                   6.875%, 8/15/2025                 1,144,800
   1,500,000      United States Treasury Bond,
                   7.250%, 5/15/2016                 1,730,595
   2,600,000      United States Treasury Bond,
                   7.250%, 8/15/2022                 3,063,450
     500,000      United States Treasury Bond,
                   7.875%, 2/15/2021                   624,875
     300,000      United States Treasury Bond,
                   8.500%, 2/15/2020                   395,832
     500,000      United States Treasury Bond,
                   8.750%, 5/15/2020                   675,785
                                                  ------------
                  Total                             12,153,681
                                                  ------------
                  U.S. Treasury Notes--16.2%
   2,000,000      United States Treasury Note,
                   5.250%, 1/31/2001                 2,003,920
     500,000      United States Treasury Note,
                   5.625%, 2/15/2006                   506,565
     750,000      United States Treasury Note,
                   5.625%, 4/30/2000                   754,733
   1,700,000      United States Treasury Note,
                   5.875%, 11/30/2001                1,729,257
   1,000,000      United States Treasury Note,
                   6.125%, 8/15/2007                 1,046,680

  PRINCIPAL
    AMOUNT                                           VALUE
  $1,500,000      United States Treasury Note,
                   6.250%, 2/15/2007              $  1,579,245
   1,000,000      United States Treasury Note,
                   6.250%, 8/31/2002                 1,030,320
      32,000      United States Treasury Note,
                   6.375%, 7/15/1999                    32,203
     250,000      United States Treasury Note,
                   6.500%, 10/15/2006                  266,510
   1,000,000      United States Treasury Note,
                   6.500%, 5/15/2005                 1,058,690
     500,000      United States Treasury Note,
                   6.500%, 5/31/2002                   518,180
     500,000      United States Treasury Note,
                   6.750%, 4/30/2000                   509,415
     500,000      United States Treasury Note,
                   6.875%, 7/31/1999                   504,255
   1,000,000      United States Treasury Note,
                   7.000%, 7/15/2006                 1,094,470
   1,000,000      United States Treasury Note,
                   7.750%, 12/31/1999                1,022,913
                                                  ------------
                  Total                             13,657,356
                                                  ------------
                  TOTAL LONG-TERM OBLIGATIONS
                   (IDENTIFIED COST
                   $79,613,196)                     80,272,171
                                                  ------------
                  REPURCHASE AGREEMENT(2)--4.5%
   3,770,000      State Street Corp., 4.610%,
                   dated 2/25/1999, due
                   3/1/1999 (at amortized cost)      3,770,000
                                                  ------------
                  TOTAL INVESTMENTS (IDENTIFIED
                   COST $83,383,196)              $ 84,042,171
                                                  ============

(See Notes to Portfolios of Investments)

CASH RESERVE FUND

  PRINCIPAL
    AMOUNT                                           VALUE
                  BANKERS ACCEPTANCE--3.2%
                  Finance--3.2%
  $5,000,000      First Union Corp., 4.879%,
                   4/5/1999                       $  4,976,569
                                                  ------------
                  COMMERCIAL PAPER(6)--58.2%
                  Consumer Non-Durables--9.5%
   5,000,000      Anheuser-Busch Cos., Inc.,
                   4.717%, 3/4/1999                  4,998,042
   5,000,000      Colgate-Palmolive Co.,
                   4.929%, 3/29/1999                 4,981,061
   5,000,000      Heinz (H.J.) Co., 4.795%-
                   4.840%, 3/31/1999-4/26/1999       4,969,667
                                                  ------------
                  Total                             14,948,770
                                                  ------------
                  Finance--20.2%
   5,000,000      American General Finance
                   Corp., 4.858%, 5/4/1999           4,957,422
   5,000,000      CIESCO, L.P., 4.847%,
                   4/9/1999                          4,974,000
   5,000,000      Falcon Asset Securitization
                   Corp., 4.869%, 4/20/1999          4,966,597
   5,000,000      Ford Motor Credit Corp.,
                   4.847%, 4/15/1999                 4,970,000
   5,000,000      General Motors Acceptance
                   Corp., 4.837%, 5/3/1999           4,958,263
   2,000,000      USAA Capital Corp., 4.857%,
                   5/6/1999                          1,982,363
   5,000,000      Wells Fargo & Co., 4.864%,
                   4/7/1999                          4,975,282
                                                  ------------
                  Total                             31,783,927
                                                  ------------
                  Finance--Commercial--9.4%
   5,000,000      CIT Group, Inc., 4.849%,
                   5/6/1999                          4,956,183
   5,000,000      Deere (John) Capital Corp.,
                   4.832%, 5/5/1999                  4,956,938
   5,000,000      General Electric Capital
                   Corp., 4.859%, 6/7/1999           4,935,075
                                                  ------------
                  Total                             14,848,196
                                                  ------------
                  Finance--Retail--6.4%
   5,000,000      Beta Finance, Inc., 4.892%,
                   3/17/1999                         4,989,222
   5,000,000      Commercial Credit Co.,
                   4.867%, 3/11/1999                 4,993,292
                                                  ------------
                  Total                              9,982,514
                                                  ------------
                  Health Technology--3.2%
   5,000,000      Abbott Laboratories, 4.768%,
                   3/5/1999                          4,997,361
                                                  ------------

  PRINCIPAL
    AMOUNT                                           VALUE
                  Process Industries--3.2%
  $5,000,000      Du Pont (E.I.) de Nemours &
                   Co., 4.823%, 4/19/1999         $  4,967,469
                                                  ------------
                  Utilities--6.3%
   5,000,000      BellSouth Telecommunications,
                   Inc., 4.818%, 3/18/1999           4,988,667
   5,000,000      South Carolina Electric and
                   Gas, 4.825%-4.833%,
                   3/5/1999-3/11/1999                4,995,086
                                                  ------------
                  Total                              9,983,753
                                                  ------------
                  TOTAL COMMERCIAL PAPER            91,511,990
                                                  ------------
                  GOVERNMENT AGENCIES--11.7%
                  Finance--11.7%
   8,405,000      (7)Federal Home Loan Bank
                   Discount Note, 4.770%,
                   3/19/1999                         8,384,954
  10,000,000      (7)Federal Home Loan Mortgage
                   Corp., 4.720%, 3/16/1999          9,980,333
                                                  ------------
                  TOTAL GOVERNMENT AGENCIES         18,365,287
                                                  ------------
                  TIME DEPOSIT--6.4%
                  Finance--6.4%
   5,000,000      ABN AMRO Bank N.V.,
                   Amsterdam, 4.875%, 4/5/1999       5,000,000
   5,000,000      Societe Generale, Paris,
                   5.120%, 3/16/1999                 5,000,000
                                                  ------------
                  TOTAL TIME DEPOSITS               10,000,000
                                                  ------------
                  REPURCHASE
                   AGREEMENTS(2)--26.7%
  15,000,000      Lehman Brothers, Inc.,
                   4.610%, dated 2/25/1999, due
                   3/1/1999                         15,000,000
  27,034,000      State Street Corp., 4.610%,
                   dated 2/25/1999, due
                   3/1/1999                         27,034,000
                                                  ------------
                  TOTAL REPURCHASE AGREEMENTS       42,034,000
                                                  ------------
                  TOTAL INVESTMENTS (AT
                   AMORTIZED COST)                $166,887,846
                                                  ============

(See Notes to Portfolios of Investments)

U.S. TREASURY MONEY MARKET FUND

  PRINCIPAL
    AMOUNT                                           VALUE
                  U.S. TREASURY BILLS(7)--37.7%
  $5,000,000      4.500%, 3/11/1999               $  4,993,958
   5,000,000      4.180%, 3/25/1999                  4,985,667
   5,000,000      4.470%, 4/1/1999                   4,980,711
  10,000,000      4.510%, 4/15/1999                  9,944,937
  15,000,000      4.690%, 4/22/1999                 14,902,898
   5,000,000      4.530%, 4/29/1999                  4,964,272
   5,000,000      4.470%, 5/6/1999                   4,960,217
   5,000,000      4.470%, 5/13/1999                  4,956,707
  15,000,000      4.490%, 5/27/1999                 14,840,258
  10,000,000      4.320%, 6/17/1999                  9,870,550
   5,000,000      6.000%, 6/30/1999                  5,028,321
                                                  ------------
                  TOTAL U.S. TREASURY BILLS         84,428,496
                                                  ------------
                  U.S. TREASURY NOTES--17.9%
  10,000,000      6.250%, 3/31/1999                 10,014,266
  15,000,000      6.375%, 4/30/1999                 15,042,558
   5,000,000      6.500%, 4/30/1999                  5,017,916
   5,000,000      6.750%, 6/30/1999                  5,034,701
   5,000,000      7.000%, 4/15/1999                  5,016,779
                                                  ------------
                  TOTAL U.S. TREASURY NOTES         40,126,220
                                                  ------------

  PRINCIPAL
    AMOUNT                                           VALUE
                  REPURCHASE
                   AGREEMENTS(2)--42.5%
  $5,000,000      Lehman Brothers, Inc.,
                   4.610%, dated 5,000,000
                   2/25/1999, due 3/1/1999        $  5,000,000
  50,000,000      Merrill Lynch, Pierce, Fenner
                   and Smith, 4.650%, dated
                   2/25/1999, due 3/1/1999          50,000,000
  40,183,000      State Street Corp., 4.610%,
                   dated 2/25/1999, due
                   3/1/1999                         40,183,000
                                                  ------------
                  TOTAL REPURCHASE AGREEMENTS       95,183,000
                                                  ------------
                  TOTAL INVESTMENTS (AT
                   AMORTIZED COST)                $219,737,716
                                                  ============

(See Notes to Portfolios of Investments)

  NOTES TO PORTFOLIOS OF INVESTMENTS
                                          HIBERNIA FUNDS
                                          February 28, 1999 (unaudited)

(1) Non-income producing security.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) At February 28, 1999, 11.8% of the total investments at market value were subject to alternative minimum tax.

(4) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(5) Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

(6) Rate shown represents yield to maturity.

(7) These issues show the rate of discount at the time of purchase.

The following acronyms are used throughout this portfolio:

ADR -- American Depositary Receipt AMBAC -- American Municipal Bond Assurance
Corporation COL -- Collateralized FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Administration FHLMC -- Federal Home Loan Mortgage
Corporation FNMA -- Federal National Mortgage Association FSA -- Financial
Security Assurance GNMA -- Government National Mortgage Association GO --
General Obligation GTD -- Guaranty HFA -- Housing Finance Authority INS --
Insured LOC(s) -- Letter of Credit(s) LT -- Limited Tax MBIA -- Municipal Bond
Investors Assurance PC -- Participation Certificate PFA -- Public Facility
Authority REMIC -- Real Estate Mortgage Investment Conduit SFM -- Single Family
Mortgage UT -- Unlimited Tax

   ---------------------------------------------------------------------------------------------------------------
                                                       FOR FEDERAL TAX PURPOSES
   ---------------------------------------------------------------------------------------------------------------
                                                          NET          GROSS         GROSS
                                          COST OF      UNREALIZED    UNREALIZED    UNREALIZED
             HIBERNIA FUNDS             INVESTMENTS   APPRECIATION  APPRECIATION  DEPRECIATION   TOTAL NET ASSETS*
   ---------------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund            $218,150,706  $139,192,684  $145,036,140   $5,843,456      $357,839,969
   Louisiana Municipal Income Fund        91,047,305     6,335,919     6,381,821       45,902        98,068,683
   Mid-Cap Equity Fund                    16,843,110     1,232,156     2,261,644    1,029,488        18,147,923
   Total Return Bond Fund                 77,543,407       748,570     1,246,997      498,427        79,469,151
   U.S. Government Income Fund            83,383,196       658,975     1,139,361      480,386        84,415,791
   Cash Reserve Fund                     166,887,846            --            --           --       157,198,047
   U.S. Treasury Money Market Fund       219,737,716            --            --           --       223,927,317

* The categories of investments are shown as a percentage of net assets at February 28, 1999.

(See Notes which are an integral part of the Financial Statements)

                      (This page intentionally left blank)

  STATEMENTS OF ASSETS AND LIABILITIES
                                          HIBERNIA FUNDS
                                          February 28, 1999 (unaudited)

------------------------------------------------------------------------------------------------------
                                                                    CAPITAL
                                                                 APPRECIATION      LOUISIANA MUNICIPAL
                                                                     FUND              INCOME FUND
------------------------------------------------------------------------------------------------------
  ASSETS:
    Investments in repurchase agreements                         $  7,158,000          $        --
    Investments in securities                                     350,185,390           97,383,224
                                                                 ------------          -----------
      Total investments in securities, at value                   357,343,390           97,383,224
    Cash                                                              140,472              172,029
    Income receivable                                                 427,716            1,263,296
                                                                 ------------          -----------
      Total assets                                                357,911,578           98,818,549
                                                                 ------------          -----------
  LIABILITIES:
    Payable for investments purchased                                      --              518,948
    Income distribution payable                                            --              193,724
    Payable to Bank                                                        --                   --
    Accrued expenses                                                   71,609               37,194
                                                                 ------------          -----------
      Total liabilities                                                71,609              749,866
                                                                 ------------          -----------
  NET ASSETS CONSIST OF:
    Paid in capital                                               204,500,542           91,525,259
    Net unrealized appreciation of investments                    139,192,684            6,335,919
    Accumulated net realized gain (loss) on investments            14,227,922              282,764
    Undistributed net investment income (Distributions in
      excess of net investment income)                                (81,179)             (75,259)
                                                                 ------------          -----------
      Total Net Assets                                           $357,839,969          $98,068,683
                                                                 ------------          -----------
  NET ASSETS:                                                    $342,497,781(1)       $98,068,683
                                                                 ------------          -----------
                                                                 $ 15,342,188(2)                --
                                                                 ------------          -----------
  SHARES OUTSTANDING                                               13,932,304(1)         8,616,235
                                                                      630,767(2)                --
                                                                 ------------          -----------
      Total Shares Outstanding                                     14,563,071            8,616,235
                                                                 ============          ===========
  NET ASSET VALUE PER SHARE                                            $24.58(1)            $11.38
                                                                 ------------          -----------
                                                                       $24.32(2)                --
                                                                 ------------          -----------
  OFFERING PRICE PER SHARE*                                            $25.74(1)****        $11.73***
                                                                 ------------          -----------
                                                                       $24.32(2)                --
                                                                 ------------          -----------
  REDEMPTION PROCEEDS PER SHARE**                                      $24.58(1)            $11.38
                                                                 ------------          -----------
                                                                       $22.98(2)*****           --
                                                                 ------------          -----------
  Investments, at identified cost                                $218,150,706          $91,047,305
                                                                 ============          ===========
  Investments, at tax cost                                       $218,150,706          $91,047,305
                                                                 ============          ===========
------------------------------------------------------------------------------------------------------

 (1) Represents Class A Shares of Capital Appreciation Fund.
 (2) Represents Class B Shares of Capital Appreciation Fund.
 (3) Represents Class A Shares of Mid Cap Equity Fund.
 (4) Represents Class B Shares of Mid Cap Equity Fund.
 (5) Represents Class A Shares of Cash Reserve Fund.
 (6) Represents Class B Shares of Cash Reserve Fund.
    * See "What Shares Cost" in the Prospectus.
   ** See "Redeeming Shares" in the Prospectus.
  *** Computation of Offering Price: 100/97 of net asset value.
  **** Computation of Offering Price: 100/95.50 of net asset value. ***** Computation of Redemption Proceeds: 94.50/100 of net asset value.

 (See Notes which are an integral part of the Financial Statements)

   -------------------------------------------------------------------------------------------------------------------
         MID CAP              TOTAL RETURN         U.S. GOVERNMENT          CASH RESERVE             U.S. TREASURY
       EQUITY FUND             BOND FUND             INCOME FUND                FUND               MONEY MARKET FUND
   -------------------------------------------------------------------------------------------------------------------
       $ 1,164,000            $ 2,063,000            $ 3,770,000            $ 42,034,000              $ 95,183,000
        16,911,266             76,228,977             80,272,171             124,853,846               124,554,716
       -----------            -----------            -----------            ------------              ------------
        18,075,266             78,291,977             84,042,171             166,887,846               219,737,716
            70,551                137,728                     --                      --                 4,055,318
            14,318              1,179,158                832,011                 133,437                   975,623
       -----------            -----------            -----------            ------------              ------------
        18,160,135             79,608,863             84,874,182             167,021,283               224,768,657
       -----------            -----------            -----------            ------------              ------------
                --                     --                     --               8,384,954                        --
                --                119,247                274,870                 504,056                   769,771
                --                     --                157,182                 872,955                        --
            12,212                 20,465                 26,339                  61,271                    71,569
       -----------            -----------            -----------            ------------              ------------
            12,212                139,712                458,391               9,823,236                   841,340
       -----------            -----------            -----------            ------------              ------------
        17,542,836             78,633,648             86,963,942             157,198,047               223,927,317
         1,232,156                748,570                658,975                      --                        --
          (591,119)                36,898             (3,260,610)                     --                        --
                  )
           (35,950                 50,035                 53,484                      --                        --
       -----------            -----------            -----------            ------------              ------------
       $18,147,923            $79,469,151            $84,415,791            $157,198,047              $223,927,317
       -----------            -----------            -----------            ------------              ------------
       $16,848,725(3)         $79,469,151            $84,415,791            $157,004,861(5)           $223,927,317
       -----------            -----------            -----------            ------------              ------------
       $ 1,299,198(4)                  --                     --            $    193,186(6)                     --
       -----------            -----------            -----------            ------------              ------------
         1,626,536(3)           7,906,242              8,330,621             157,004,861(5)            223,927,317
           125,846(4)                  --                     --                 193,186(6)                     --
       -----------            -----------            -----------            ------------              ------------
         1,752,382              7,906,242              8,330,621             157,198,047               223,927,317
       ===========            ===========            ===========            ============              ============
            $10.36(3)              $10.05                 $10.13                   $1.00(5)                  $1.00
       -----------            -----------            -----------            ------------              ------------
            $10.32(4)                  --                                          $1.00(6)                     --
       -----------            -----------            -----------            ------------              ------------
            $10.85(3)****          $10.36***              $10.44***                $1.00(5)                  $1.00
       -----------            -----------            -----------            ------------              ------------
            $10.32(4)                  --                     --                   $1.00(6)                     --
       -----------            -----------            -----------            ------------              ------------
            $10.36(3)              $10.05                 $10.13                   $1.00(5)                  $1.00
       -----------            -----------            -----------            ------------              ------------
             $9.75(4)*****             --                     --                   $0.95(6)*****                --
       -----------            -----------            -----------            ------------              ------------
       $16,843,110            $77,543,407            $83,383,196            $166,887,846              $219,737,716
       ===========            ===========            ===========            ============              ============
       $16,843,110            $77,543,407            $83,383,196            $166,887,846              $219,737,716
       ===========            ===========            ===========            ============              ============
   -------------------------------------------------------------------------------------------------------------------

     STATEMENTS OF OPERATIONS
                                         HIBERNIA FUNDS
                                         Six Months Ended February 28, 1999
                                         (unaudited)

--------------------------------------------------------------------------------------------------------
                                                                     CAPITAL              LOUISIANA
                                                                  APPRECIATION            MUNICIPAL
                                                                      FUND               INCOME FUND
--------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
    Dividends                                                      $ 2,110,286           $       --
    Interest                                                            99,168            2,607,360
                                                                   -----------           ----------
      Total income                                                   2,209,454            2,607,360
                                                                   -----------           ----------
  EXPENSES:
    Investment advisory fee                                          1,235,351              218,816
    Administrative personnel and services fee                          184,597               54,580
    Custodian fees                                                      33,766               12,156
    Transfer and dividend disbursing agent fees and expenses            50,606               16,035
    Directors'/Trustees' fees                                            5,209                1,933
    Auditing fees                                                        7,461                7,935
    Legal fees                                                           3,163                2,976
    Portfolio accounting fees                                           47,800               28,830
    Distribution services fee                                          444,637(1)            80,327
    Shareholder services fee                                            16,426(4)                --
    Share registration costs                                            10,171                7,492
    Printing and postage                                                 2,280                4,216
    Insurance premiums                                                   1,452                1,408
    Miscellaneous                                                        4,624                2,331
                                                                   -----------           ----------
      Total expenses                                                 2,047,543              439,035
                                                                   -----------           ----------
  Waivers and reimbursements--
    Waiver of investment advisory fee                                       --              (87,097)
    Waiver of administrative personnel and services fees                    --                   --
    Waiver of distribution services fee                                     --              (32,131)
                                                                   -----------           ----------
      Total waivers and reimbursements                                      --             (119,228)
                                                                   -----------           ----------
  Net expenses                                                       2,047,543              319,807
                                                                   -----------           ----------
  Net investment income (loss)                                         161,911            2,287,553
                                                                   -----------           ----------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                         14,582,476              294,299
    Net change in unrealized appreciation (depreciation) of
      investments                                                   71,117,738             (369,370)
                                                                   -----------           ----------
  Net realized and unrealized gain (loss) on investments            85,700,214              (75,071)
                                                                   -----------           ----------
  Change in net assets resulting from operations                   $85,862,125           $2,212,482
                                                                   ===========           ==========
--------------------------------------------------------------------------------------------------------

  (1) Represents distribution services fee of $395,358 and $49,279, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.

  (2) Represents distribution services fee of $19,505 and $3,760, for Class A Shares and Class B Shares, respectively, of Mid Cap Equity Fund.

  (3) Represents distribution services fee of $209,438 and $557 for Class A Shares and Class B Shares, respectively, of Cash Reserve Fund.

  (4) Represents shareholder services fee for Class B Shares.

  (See Notes which are an integral part of the Financial Statements)

---------------------------------------------------------------------------------------------------------------------------
            MID CAP              TOTAL RETURN           U.S. GOVERNMENT          CASH RESERVE            U.S. TREASURY
          EQUITY FUND              BOND FUND              INCOME FUND                FUND              MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
          $   88,163              $       --              $       --              $       --              $       --
              25,859               2,588,844               2,594,946               4,365,849               5,596,673
          ----------              ----------              ----------              ----------              ----------
             114,022               2,588,844               2,594,946               4,365,849               5,596,673
          ----------              ----------              ----------              ----------              ----------
              62,275                 273,582                 186,282                 335,397                 461,489
              24,795                  43,870                  46,463                  94,016                 129,138
               7,439                   9,771                  10,349                  19,249                  26,920
              41,851                  18,967                  17,247                  33,999                  31,236
               1,240                   1,616                   1,191                   3,920                   3,242
               5,951                   7,841                   7,588                   7,580                   7,692
               2,405                   2,824                   2,976                   2,552                   3,618
              29,009                  22,039                  22,173                  25,805                  25,983
              23,265(2)               97,708                  68,487                 209,995(3)                   --
               1,253(4)                   --                      --                     186(4)                   --
              19,741                   4,144                   7,144                  11,148                   7,707
               3,472                   3,910                   4,463                   4,695                   3,231
               1,191                   1,301                   1,289                   1,555                   1,543
               3,853                   3,412                   2,331                   6,518                   2,085
          ----------              ----------              ----------              ----------              ----------
             227,740                 490,985                 377,983                 756,615                 703,884
          ----------              ----------              ----------              ----------              ----------
             (62,275)               (117,249)                (65,930)                     --                      --
             (15,493)                     --                      --                      --                      --
                  --                      --                 (27,395)                     --                      --
          ----------              ----------              ----------              ----------              ----------
             (77,768)               (117,249)                (93,325)                     --                      --
          ----------              ----------              ----------              ----------              ----------
             149,972                 373,736                 284,658                 756,615                 703,884
          ----------              ----------              ----------              ----------              ----------
             (35,950)              2,215,108               2,310,288               3,609,234               4,892,789
          ----------              ----------              ----------              ----------              ----------
            (591,119)                 53,129                 103,809                      --                      --
           4,363,490              (1,584,532)             (1,773,287)                     --                      --
          ----------              ----------              ----------              ----------              ----------
           3,772,371              (1,531,403)             (1,669,478)                     --                      --
          ----------              ----------              ----------              ----------              ----------
          $3,736,421              $  683,705              $  640,810              $3,609,234              $4,892,789
          ==========              ==========              ==========              ==========              ==========
---------------------------------------------------------------------------------------------------------------------------

  STATEMENTS OF CHANGES IN NET ASSETS
                                          HIBERNIA FUNDS


----------------------------------------------------------------------------------------------------------------------------------
                                                    CAPITAL                LOUISIANA MUNICIPAL                 MID CAP
                                               APPRECIATION FUND               INCOME FUND                    EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                  SIX MONTHS                      SIX MONTHS
                                              ENDED         YEAR           ENDED           YEAR            ENDED        PERIOD
                                           FEBRUARY 28,     ENDED       FEBRUARY 28,       ENDED        FEBRUARY 28,     ENDED
                                               1999       AUGUST 31,        1999         AUGUST 31,         1999       AUGUST 31,
                                           (UNAUDITED)       1998       (UNAUDITED)         1998        (UNAUDITED)     1998(1)
---------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS:
   Net investment income (loss)          $    161,911    $    967,708    $ 2,287,553    $  4,938,685   $   (35,950)   $   (10,642)
   Net realized gain (loss) on
     investments                           14,582,476      41,697,078        294,299         860,440      (591,119)            --
   Net change in unrealized
     appreciation/ (depreciation)          71,117,738     (27,300,391)      (369,370)      2,003,434     4,363,490     (3,131,334)
                                         ------------    ------------    -----------    ------------   -----------    -----------
     Change in net assets resulting
       from operations                     85,862,125      15,364,395      2,212,482       7,802,559     3,736,421     (3,141,976)
                                         ------------    ------------    -----------    ------------   -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment
     income                                  (265,360)(2)     (935,011)(4)  (2,337,657)   (4,957,912)           --             --
   Distributions in excess of net
     investment income                             --              --             --         (25,155)           --             --
   Distributions from net realized
     gain on investments                  (37,206,090)(3)  (30,675,973)(5)    (641,368)     (460,469)           --             --
                                         ------------    ------------    -----------    ------------   -----------    -----------
     Change in net assets from
       distributions to shareholders      (37,471,450)    (31,610,984)    (2,979,025)     (5,443,536)           --             --
                                         ------------    ------------    -----------    ------------   -----------    -----------
 SHARE TRANSACTIONS:
   Proceeds from sale of shares            20,446,238      53,381,213      3,897,183       8,710,403     2,016,391      1,511,366
   Proceeds from shares issued in
     connection with the acquisition
     of the Common Trust Funds                     --              --             --              --            --     15,919,383
   Net asset value of shares issued to
     shareholders in payment of
     distributions declared                30,098,133      25,095,605      1,344,560       1,854,181            --             --
   Cost of shares redeemed                (31,712,566)    (59,287,266)    (5,117,775)    (15,653,812)   (1,593,266)      (300,396)
                                         ------------    ------------    -----------    ------------   -----------    -----------
     Change in net assets from share
       transactions                        18,831,805      19,189,552        123,968      (5,089,228)      423,125     17,130,353
                                         ------------    ------------    -----------    ------------   -----------    -----------
       Change in net assets                67,222,480       2,942,963       (642,575)     (2,730,205)    4,159,546     13,988,377
                                         ------------    ------------    -----------    ------------   -----------    -----------
 NET ASSETS:
   Beginning of period                    290,617,489     287,674,526     98,711,258     101,441,463    13,988,377             --
                                         ------------    ------------    -----------    ------------   -----------    -----------
   End of period                         $357,839,969    $290,617,489    $98,068,683    $ 98,711,258   $18,147,923    $13,988,377
                                         ============    ============    ===========    ============   ===========    ===========
 Undistributed net investment income
   (Distributions in excess of net
   investment income) included in net
   assets at end of period               $    (81,179)   $     22,270    $   (75,259)   $    (25,155)  $   (35,950)            --
                                         ============    ============    ===========    ============   ===========    ===========
 Net gain (loss) as computed for
   federal tax purposes                  $ 14,582,476    $ 41,643,171    $   294,299    $    860,440   $  (591,119)            --
                                         ============    ============    ===========    ============   ===========    ===========
-------------------------------------------------------------------------------------

(1) For the period from July 13, 1998 (start of performance) to August 31, 1998.
(2) Represents income distributions of $265,179 and $181 for Class A Shares and Class B Shares, respectively.
(3) Represents gain distributions of $35,732,303 and $1,473,787 for Class A Shares and Class B Shares, respectively.
(4) Represents income distributions for Class A Shares only. (5) Represents gain distributions of $30,066,368 and $609,605 for Class A
    Shares and Class B Shares, respectively.
(6) Represents income distributions of $3,606,583 and $2,651 for Class A Shares and Class B Shares, respectively.

  (See Notes which are an integral part of the Financial Statements)

------------------------------------------------------------------------------------------------------------------
      TOTAL RETURN             U.S. GOVERNMENT                                             U.S. TREASURY
        BOND FUND                 INCOME FUND               CASH RESERVE FUND             MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
SIX MONTHS                  SIX MONTHS                  SIX MONTHS                    SIX MONTHS
   ENDED        YEAR           ENDED        YEAR           ENDED          YEAR           ENDED           YEAR
FEBRUARY 28,    ENDED       FEBRUARY 28,    ENDED       FEBRUARY 28,      ENDED        FEBRUARY 28,      ENDED
   1999       AUGUST 31,       1999       AUGUST 31,        1999        AUGUST 31,        1999        AUGUST 31,
(UNAUDITED)      1998       (UNAUDITED)      1998       (UNAUDITED)        1998       (UNAUDITED)        1998
------------------------------------------------------------------------------------------------------------------
$2,215,108    $4,304,953    $2,310,288    $3,848,099    $ 3,609,234    $ 7,760,553    $ 4,892,789    $  8,578,035
    53,129       588,562       103,809       528,099             --             --             --              --
(1,584,532)    1,899,586    (1,773,287)    1,756,003             --             --             --              --
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
   683,705     6,793,101       640,810     6,132,201      3,609,234      7,760,553      4,892,789       8,578,035
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
(2,154,592)   (4,306,667)   (2,283,256)   (3,791,842)    (3,609,234)(6)  (7,760,553)   (4,892,789)     (8,578,035)
        --       (10,481)           --            --             --             --             --              --
  (197,305)     (472,991)           --            --             --             --             --              --
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
(2,351,897)   (4,790,139)   (2,283,256)   (3,791,842)    (3,609,234)    (7,760,553)    (4,892,789)     (8,578,035)
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
 5,176,387    19,472,193     9,659,283    30,733,443    266,479,411    506,085,291    450,545,728     858,263,159
        --            --            --            --             --             --             --              --
 1,635,437     3,439,628       671,452       665,703        775,587      1,897,589      1,672,590       2,936,491
(5,631,757)   (16,824,326)  (7,807,699)   (9,642,177)   (259,276,300)  (509,140,899)  (403,423,921)  (840,690,877)
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
 1,180,067     6,087,495     2,523,036    21,756,969      7,978,698     (1,158,019)    48,794,397      20,508,773
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
  (488,125)    8,090,457       880,590    24,097,328      7,978,698     (1,158,019)    48,794,397      20,508,773
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
79,957,276    71,866,819    83,535,201    59,437,873    149,219,349    150,377,368    175,132,920     154,624,147
-----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
$79,469,151   $79,957,276   $84,415,791   $83,535,201   $157,198,047   $149,219,349   $223,927,317   $175,132,920
===========   ===========   ===========   ===========   ============   ============   ============   ============
$   50,035    $  (10,481)   $   53,484    $   26,452             --             --             --              --
===========   ===========   ===========   ===========   ============   ============   ============   ============
$   53,129    $  588,562    $  103,809    $  243,423             --             --             --              --
===========   ===========   ===========   ===========   ============   ============   ============   ============

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       NET REALIZED                                 DISTRIBUTIONS   DISTRIBUTIONS
                             NET ASSET      NET            AND                      DISTRIBUTIONS     FROM NET      IN EXCESS OF
                              VALUE,     INVESTMENT     UNREALIZED     TOTAL FROM     FROM NET        REALIZED           NET
        YEAR ENDED           BEGINNING     INCOME     GAIN/(LOSS) ON   INVESTMENT    INVESTMENT        GAIN ON       INVESTMENT
        AUGUST 31,           OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS      INCOME        INVESTMENTS       INCOME
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND--CLASS A SHARES
 1994                         $14.60        0.23            0.36          0.59           (025)          (1.13)             --
 1995                         $13.81        0.22            2.54          2.76          (0.21)          (0.27)             --
 1996                         $16.09        0.19            2.62          2.81          (0.19)          (0.84)             --
 1997                         $17.87        0.15            6.51          6.66          (0.16)          (1.99)             --
 1998                         $22.38        0.08            1.09          1.17          (0.07)          (2.34)             --
 1999(1)                      $21.14        0.02            6.23          6.25          (0.02)          (2.79)             --
 CAPITAL APPRECIATION FUND--CLASS B SHARES
 1997(2)                      $18.90       (0.01)(4)        3.48          3.47             --              --           (0.05)(3)
 1998                         $22.32       (0.06)           1.07          1.01             --           (2.34)             --
 1999(1)                      $20.99       (0.05)           6.17          6.12             --           (2.79)             --
 LOUISIANA MUNICIPAL INCOME FUND
 1994                         $11.60        0.59           (0.68)        (0.09)         (0.59)          (0.10)             --
 1995                         $10.82        0.59            0.24          0.83          (0.58)          (0.08)             --
 1996                         $10.99        0.60           (0.05)         0.55          (0.60)             --              --
 1997                         $10.94        0.57            0.28          0.85          (0.58)             --              --
 1998                         $11.21        0.56            0.32          0.88          (0.57)          (0.05)          (0.00)(3)(9)
 1999(1)                      $11.47        0.26              --          0.26          (0.27)          (0.08)             --
 MID CAP EQUITY FUND--CLASS A SHARES
 1998(8)                      $10.00       (0.01)          (1.85)        (1.86)            --              --              --
 1999(1)                      $ 8.14       (0.02)           2.24          2.22             --              --              --
 MID CAP EQUITY FUND--CLASS B SHARES
 1998(8)                      $10.00       (0.01)          (1.86)        (1.87)            --              --              --
 1999(1)                      $ 8.13       (0.05)           2.24          2.19             --              --              --
 TOTAL RETURN BOND FUND
 1994                         $10.49        0.57           (0.83)        (0.26)         (0.57)          (0.02)             --
 1995                         $ 9.64        0.56            0.39          0.95          (0.54)             --              --
 1996                         $10.05        0.56           (0.27)         0.29          (0.57)             --              --
 1997                         $ 9.77        0.60            0.23          0.83          (0.61)             --              --
 1998                         $ 9.99        0.58            0.35          0.93          (0.58)          (0.07)          (0.00)(3)(9)
 1999(1)                      $10.27        0.28           (0.19)         0.09          (0.28)          (0.03)             --
 U.S. GOVERNMENT INCOME FUND
 1994                         $10.85        0.69           (0.89)        (0.20)         (0.69)          (0.04)             --
 1995                         $ 9.92        0.71            0.20          0.91          (0.69)             --              --
 1996                         $10.14        0.67           (0.30)         0.37          (0.69)             --              --
 1997                         $ 9.82        0.62            0.18          0.80          (0.64)             --              --
 1998                         $ 9.98        0.61            0.34          0.95          (0.60)             --              --
 1999(1)                      $10.33        0.28           (0.20)         0.08          (0.28)             --              --
 CASH RESERVE FUND--CLASS A
 1994                         $ 1.00        0.03              --          0.03          (0.03)             --              --
 1995                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1996                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1997                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1998                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1999(1)                      $ 1.00        0.02              --          0.02          (0.02)             --              --
 CASH RESERVE FUND--CLASS B
 1999(10)                     $ 1.00        0.02              --          0.02          (0.02)             --              --
 U.S. TREASURY MONEY MARKET FUND
 1994                         $ 1.00        0.03              --          0.03          (0.03)             --              --
 1995                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1996                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1997                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1998                         $ 1.00        0.05              --          0.05          (0.05)             --              --
 1999(1)                      $ 1.00        0.02              --          0.02          (0.02)             --              --
---------------------------------------------------------------------------------------------------------------------------------

 (1) Six months ended February 28, 1999 (unaudited)

 (2) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

 (3) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

 (4) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

 (5) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

-----------------------------------------------------------------------------------------------------------
                                                RATIOS TO AVERAGE NET ASSETS
                                             ----------------------------------
                                                           NET
                  NET ASSET                             INVESTMENT                 NET ASSETS,    PORTFOLIO
    TOTAL          VALUE,         TOTAL                   INCOME      EXPENSE     END OF PERIOD   TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN (5)   EXPENSES     (LOSS)     WAIVER (7)   (000 OMITTED)     RATE
-----------------------------------------------------------------------------------------------------------
    (1.38)         $13.81           4.27%      1.09%       1.67%          --        $139,081         118%
    (0.48)         $16.09          20.71%      1.25%       1.46%          --        $144,476          69%
    (1.03)         $17.87          18.03%      1.24%       1.08%          --        $169,648          69%
    (2.15)         $22.38          39.56%      1.24%       0.72%          --        $283,040          62%
    (2.41)         $21.14           5.12%      1.21%       0.32%          --        $279,778          62%
    (2.81)         $24.58          30.44%      1.21%(6)    0.13%(6)       --        $342,498          18%
    (0.05)         $22.32          18.40%      1.99%(6)   (0.09%)(6)      --        $  4,635          62%
    (2.34)         $20.99           4.36%      1.96%      (0.44%)         --        $ 10,840          62%
    (2.79)         $24.32          29.98%      1.96%(6)   (0.62%)(6)      --        $ 15,342          18%
    (0.69)         $10.82          (0.76%)     0.71%       5.24%        0.08%       $ 79,698          33%
    (0.66)         $10.99           8.20%      0.77%       5.54%        0.08%       $ 67,600          22%
    (0.60)         $10.94           5.04%      0.74%       5.37%        0.08%       $ 65,717          17%
    (0.58)         $11.21           8.31%      0.69%       5.19%        0.08%       $101,441          17%
    (0.62)         $11.47           8.04%      0.66%       4.94%        0.08%       $ 98,711          24%
    (0.35)         $11.38           2.29%      0.66%(6)    4.70%(6)     0.25%(6)    $ 98,069           7%
       --          $ 8.14         (18.60%)     1.89%(6)   (0.48%)(6)    0.20%(6)    $ 13,422           1%
       --          $10.36          27.27%      1.76%(6)   (0.39%)(6)    0.90%(6)    $ 16,849          55%
       --          $ 8.13         (18.70%)     2.76%(6)   (1.22%)(6)    0.17%(6)    $    567           1%
       --          $10.32          26.94%      2.51%(6)   (1.14%)(6)    0.90%(6)    $  1,299          55%
    (0.59)         $ 9.64          (2.46%)     1.21%       5.62%          --        $ 72,088          96%
    (0.54)         $10.05          10.19%      1.30%       5.71%          --        $ 69,455          91%
    (0.57)         $ 9.77           2.90%      1.29%       5.57%          --        $ 71,188          38%
    (0.61)         $ 9.99           8.71%      1.29%       6.00%          --        $ 71,867          65%
    (0.65)         $10.27           9.51%      1.08%       5.66%        0.17%       $ 79,957          31%
    (0.31)         $10.05           0.84%      0.96%(6)    5.67%(6)     0.30%(6)    $ 79,469          12%
    (0.73)         $ 9.92          (1.67%)     0.74%       6.68%        0.06%       $ 67,051          26%
    (0.69)         $10.14           9.60%      0.82%       7.02%        0.06%       $ 42,593           5%
    (0.69)         $ 9.82           3.72%      0.87%       6.64%        0.06%       $ 37,544          27%
    (0.64)         $ 9.98           8.39%      0.88%       6.31%        0.06%       $ 59,438          72%
    (0.60)         $10.33           9.74%      0.73%       5.98%        0.06%       $ 83,535          44%
    (0.28)         $10.13           0.79%      0.69%(6)    5.58%(6)     0.23%(6)    $ 84,416          16%
    (0.03)         $ 1.00           2.73%      0.91%       2.71%          --        $183,922          --
    (0.05)         $ 1.00           4.97%      0.86%       4.87%          --        $191,242          --
    (0.05)         $ 1.00           4.79%      0.87%       4.69%          --        $168,344          --
    (0.05)         $ 1.00           4.70%      0.89%       4.59%          --        $150,377          --
    (0.05)         $ 1.00           4.82%      0.89%       4.72%          --        $149,219          --
    (0.02)         $ 1.00           2.15%      0.90%(6)    4.31%(6)       --        $157,005          --
    (0.02)         $ 1.00           1.70%      1.65%(6)    3.56%(6)       --        $    193          --
    (0.03)         $ 1.00           2.85%      0.66%       2.85%        0.23%       $ 45,022          --
    (0.05)         $ 1.00           5.15%      0.46%       5.15%        0.22%       $116,489          --
    (0.05)         $ 1.00           5.08%      0.44%       4.95%        0.22%       $136,068          --
    (0.05)         $ 1.00           4.92%      0.50%       4.81%        0.14%       $154,624          --
    (0.05)         $ 1.00           4.89%      0.63%       4.78%          --        $175,133          --
    (0.02)         $ 1.00           2.13%      0.61%(6)    4.24%(6)       --        $223,927          --
-----------------------------------------------------------------------------------------------------------

 (6) Computed on an annualized basis.
 (7) This voluntary expense decrease is reflected in both the expense and net investment income ratios.
 (8) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.
 (9) Amount is less than $0.01 per share.
(10) Reflects operations for the period from September 4, 1998 (date of initial public offering) to February 28, 1999.

(See Notes which are an integral part of the Financial Statements)

   COMBINED NOTES TO FINANCIAL STATEMENTS
                                               HIBERNIA FUNDS
                                               February 28, 1999 (unaudited)

   (1) ORGANIZATION

  Hibernia Funds (formerly, Tower Mutual Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

   ------------------------------------------------------------------------------------------------------------------
                  PORTFOLIO NAME                    DIVERSIFICATION                 INVESTMENT OBJECTIVE
   ------------------------------------------------------------------------------------------------------------------
     Hibernia Capital Appreciation Fund               diversified         provide growth of capital and income.
     (formerly, Tower Capital Appreciation Fund)
     ("Capital Appreciation Fund")
   ------------------------------------------------------------------------------------------------------------------
     Hibernia Louisiana Municipal Income Fund non-diversified provide current income which is generally (formerly, Tower Louisiana Municipal Income exempt from federal income tax and personal Fund) income taxes imposed by the state of ("Louisiana Municipal Income Fund") Louisiana.
   ------------------------------------------------------------------------------------------------------------------
     Hibernia Mid Cap Equity Fund                     diversified         total return.
     (formerly, Tower Mid Cap Equity Fund)
     ("Mid Cap Equity Fund")
   ------------------------------------------------------------------------------------------------------------------
     Hibernia Total Return Bond Fund                  diversified         maximize total return.
     (formerly, Tower Total Return Bond Fund)
     ("Total Return Bond Fund")
   ------------------------------------------------------------------------------------------------------------------
     Hibernia U.S. Government Income Fund             diversified         provide current income.
     (formerly, Tower U.S. Government Income
     Fund) ("U.S. Government Income Fund")
   ------------------------------------------------------------------------------------------------------------------
     Hibernia Cash Reserve Fund diversified provide current income consistent with (formerly, Tower Cash Reserve Fund) stability of principal.
     ("Cash Reserve Fund")
   ------------------------------------------------------------------------------------------------------------------
     Hibernia U.S. Treasury Money Market Fund diversified provide current income consistent with (formerly, Tower U.S. Treasury Money Market stability of principal and liquidity.
     Fund)
     ("U.S. Treasury Money Market Fund")
   ------------------------------------------------------------------------------------------------------------------

  The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

  On July 13, 1998, Mid Cap Equity Fund acquired a portfolio of a collective trust fund managed by the adviser ("Acquired Fund"). The acquisition was accomplished by a tax-free exchange of 1,591,938 shares of Mid Cap Equity Fund (valued at $15,919,383) for the 277,944 shares of the Acquired Fund outstanding on July 13, 1998. The Acquired Fund's net assets of $15,919,383, which consisted of Paid in Capital, at the date were combined with those of Mid Cap Equity Fund. The aggregate net assets of Mid Cap Equity Fund and the Acquired Fund immediately before the acquisition were $0 and $15,919,383, respectively.
   (2) SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

      INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve and U. S. Treasury Money Market Funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

      REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

      The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

      INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

      FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

      At August 31, 1998, U.S. Government Income Fund, for federal tax purposes, had a capital loss carryforward, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

         ------------------------------------------------------------------------------------------------------------------
                                                                        EXPIRATION YEAR
         ------------------------------------------------------------------------------------------------------------------
                                                                                                          TOTAL TAX LOSS
         FUND                                                  2003           2004           2005          CARRYFORWARD
         ------------------------------------------------------------------------------------------------------------------
           U.S. Government Income Fund                      $1,511,953     $1,298,006      $553,828         $3,363,787
         ------------------------------------------------------------------------------------------------------------------

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

      USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

      OTHER--Investment transactions are accounted for on the trade date.

   (3) SHARES OF BENEFICIAL INTEREST

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

  EQUITY AND INCOME FUNDS

   ------------------------------------------------------------------------------------------------------------------
                                                                              CAPITAL APPRECIATION FUND
   ------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED               YEAR ENDED
                                                                    FEBRUARY 28, 1999            AUGUST 31, 1998
   ------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES                           SHARES       DOLLARS        SHARES       DOLLARS
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                                   759,089   $ 18,103,508    1,944,199   $ 45,967,030
     Shares issued to shareholders in payment of
       distributions declared                                    1,241,674     28,632,787    1,143,415     24,488,265
     Shares redeemed                                            (1,305,029)   (30,611,482)  (2,499,674)   (58,552,238)
                                                                ----------   ------------   ----------   ------------
       Net change resulting from Class A Share transactions        695,734   $ 16,124,813      587,940   $ 11,903,057
                                                                ==========   ============   ==========   ============
   ------------------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED               YEAR ENDED
                                                                    FEBRUARY 28, 1999            AUGUST 31, 1998
   ------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES                                                 SHARES       DOLLARS        SHARES       DOLLARS
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                                    98,681   $  2,342,730      311,166   $  7,414,183
     Shares issued to shareholders in payment of
       distributions declared                                       64,099      1,465,346       28,474        607,340
     Shares redeemed                                               (48,487)    (1,101,084)     (30,789)      (735,028)
                                                                ----------   ------------   ----------   ------------
       Net change resulting from Class B Share transactions        114,293   $  2,706,992      308,851   $  7,286,495
                                                                ==========   ============   ==========   ============
       Net change resulting from fund share transactions           810,027   $ 18,831,805      896,791   $ 19,189,552
                                                                ==========   ============   ==========   ============
   ------------------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------------------
                                                                                 MID CAP EQUITY FUND
   ------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED              PERIOD ENDED
                                                                    FEBRUARY 28, 1999           AUGUST 31, 1998*
   ------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                                 SHARES       DOLLARS        SHARES       DOLLARS
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                                   136,503   $  1,373,544       88,819   $    836,513
     Shares issued in connection with the Acquisition of the
       Common Trust Funds                                               --             --    1,591,938     15,919,383
     Shares redeemed                                              (158,707)    (1,494,650)     (32,017)      (300,346)
                                                                ----------   ------------   ----------   ------------
       Net change resulting from Class A Share transactions        (22,204)  $   (121,106)   1,648,740   $ 16,455,550
                                                                ==========   ============   ==========   ============
   ------------------------------------------------------------------------------------------------------------------

  * For the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

   ------------------------------------------------------------------------------------------------------------------
                                                                                 MID CAP EQUITY FUND
   ------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED              PERIOD ENDED
                                                                    FEBRUARY 28, 1999           AUGUST 31, 1998*
   ------------------------------------------------------------------------------------------------------------------
                          CLASS B SHARES                          SHARES       DOLLARS        SHARES       DOLLARS
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                                    65,739   $    642,847       69,657   $    674,853
     Shares redeemed                                                (9,545)       (98,616)          (5)           (50)
                                                                ----------   ------------   ----------   ------------
       Net change resulting from Class B Share transactions         56,194   $    544,231       69,652   $    674,803
                                                                ==========   ============   ==========   ============
       Net change resulting from fund share transaction             33,990   $    423,125    1,718,392   $ 17,130,353
                                                                ==========   ============   ==========   ============
   ------------------------------------------------------------------------------------------------------------------

  * For the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

   ------------------------------------------------------------------------------------------------------------------
                                       LOUISIANA MUNICIPAL                                       U.S. GOVERNMENT
                                           INCOME FUND           TOTAL RETURN BOND FUND            INCOME FUND
   ------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                    FEBRUARY 28,   AUGUST 31,   FEBRUARY 28,   AUGUST 31,   FEBRUARY 28,   AUGUST 31,
                                        1999          1998          1999          1998          1999          1998
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                       339,952       767,090       504,360     1,917,601       933,279     3,009,055
     Shares issued to
       shareholders in payment of
       distributions declared          117,776       163,782       159,909       340,357        65,120        65,543
     Shares redeemed                  (445,562)    (1,379,228)    (545,544)    (1,660,779)    (753,007)     (947,489)
                                      --------     ----------     --------     ----------     --------     ---------
       Net change resulting from
         fund share transaction         12,166      (448,356)      118,725       597,179       245,392     2,127,109
                                      ========     ==========     ========     ==========     ========     =========
   ------------------------------------------------------------------------------------------------------------------

  MONEY MARKET FUNDS

   ------------------------------------------------------------------------------------------------------------------
                                  U.S. TREASURY
                                                                 CASH RESERVE FUND             MONEY MARKET FUND
   ------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                            FEBRUARY 28,    AUGUST 31,    FEBRUARY 28,    AUGUST 31,
                       CLASS A SHARES                           1999           1998           1999           1998
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                             266,277,025    506,085,291    450,545,728    858,263,159
     Shares issued to shareholders in payment of
       distributions declared                                    773,412      1,897,589      1,672,590      2,936,491
     Shares redeemed                                        (259,264,925)  (509,140,899)  (403,423,921)  (840,690,877)
                                                            ------------   ------------   ------------   ------------
       Net change resulting from Class A Share
         transactions                                          7,785,512     (1,158,019)    48,794,397     20,508,773
                                                            ============   ============   ============   ============
   ------------------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------------------
                                  U.S. TREASURY
                                                                 CASH RESERVE FUND             MONEY MARKET FUND
   ------------------------------------------------------------------------------------------------------------------
                                                               PERIOD          YEAR        SIX MONTHS        YEAR
                                                               ENDED          ENDED          ENDED          ENDED
                                                            FEBRUARY 28,    AUGUST 31,    FEBRUARY 28,    AUGUST 31,
                       CLASS B SHARES                           1999           1998           1999           1998
   ------------------------------------------------------------------------------------------------------------------
     Shares sold                                                 202,386             --             --             --
     Shares issued to shareholders in payment of
       distributions declared                                      2,175             --             --             --
     Shares redeemed                                             (11,375)            --             --             --
                                                            ------------   ------------   ------------   ------------
       Net change resulting from Class B Share
         transactions                                            193,186             --             --             --
                                                            ============   ============   ============   ============
       Net change resulting from fund share transactions       7,978,698     (1,158,019)    48,794,397     20,508,773
                                                            ============   ============   ============   ============
   ------------------------------------------------------------------------------------------------------------------

  *For the period from September 4, 1998 (date of initial public investment) to February 28, 1999.

  (4) INVESTMENT ADVISORY FEE AND OTHER
     TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below).

   --------------------------------------------------------------------------------------
                                                                          ANNUAL
   FUND                                                                    RATE
   --------------------------------------------------------------------------------------
     Capital Appreciation Fund                                            0.75%
     Louisiana Municipal Income Fund                                      0.45%
     Mid-Cap Equity Fund                                                  0.75%
     Total Return Bond Fund                                               0.70%
     U.S. Government Income Fund                                          0.45%
     Cash Reserve Fund                                                    0.40%
     U.S. Treasury Money Market Fund                                      0.40%
   --------------------------------------------------------------------------------------

  The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

  DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the six months ended February 28, 1999, the U.S. Treasury Money Market Fund did not incur distribution services fees.

  SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of its daily average net assets for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  CUSTODIAN FEES--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

   (5) INVESTMENT TRANSACTIONS

  Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1999, were as follows:

   --------------------------------------------------------------------------------------------------------------------
   FUND                                                                PURCHASES                      SALES
   --------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Fund                                        $57,985,524                  $78,449,881
     Louisiana Municipal Income Fund                                   $6,496,976                   $8,497,670
     Mid Cap Equity Fund                                               $9,396,313                   $8,558,360
     Total Return Bond Fund                                            $9,960,139                   $9,107,461
     U.S. Government Income Fund                                      $16,047,050                  $12,711,403
   --------------------------------------------------------------------------------------------------------------------

   (6) CONCENTRATION OF CREDIT RISK

  Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at February 28, 1999, 94.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 30.4% of total investments.

   (7) YEAR 2000

  Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Funds' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

                                 HIBERNIA FUNDS

                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


         TRUSTEES                                    OFFICERS

         EDWARD C. GONZALES                          EDWARD C. GONZALES
                                                     President and Treasurer

         ROBERT L. DIBENEDETTO, M.D.                 JEFFREY W. STERLING
                                                     Vice President and Assistant Treasurer

         JAMES A. GAYLE, SR.                         PETER J. GERMAIN
                                                     Secretary

         J. GORDON REISCHE                           TIMOTHY S. JOHNSON
                                                     Assistant Secretary

         MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

         THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS WHICH CONTAINS FACTS CONCERNING THEIR OBJECTIVES AND POLICIES, MANAGEMENT FEES, EXPENSES AND OTHER INFORMATION.

--------------------------------------------------------------------------------

Federated Investors Corp., Distributor of the funds                007697(4/99)